Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 96.9%	Shares	Fair Value
Communication Services - 2.0%
Live Nation Entertainment, Inc. (a)(b)	142,668	$12,076,846

Consumer Discretionary - 15.7%
Carter's, Inc. (b)	60,349	5,366,837
Green Brick Partners, Inc. (b)	525,052	11,908,179
Hanesbrands, Inc.	608,474	11,968,684
PROG Holdings, Inc.	238,984	10,345,617
Red Rock Resorts, Inc., Class A (b)	817,758	26,650,733
Vail Resorts, Inc. (b)	73,561	21,454,801
Wolverine World Wide, Inc.	125,654	4,815,061
		92,509,912
Consumer Staples - 11.4%
Cal-Maine Foods, Inc. (b)	588,879	22,624,731
Flowers Foods, Inc.	345,566	8,224,471
Lancaster Colony Corp.	32,199	5,646,417
Post Holdings, Inc. (b)	186,443	19,710,754
Seaboard Corp.	2,950	10,885,471
		67,091,844
Energy - 2.2%
Bonanza Creek Energy, Inc. (b)	144,712	5,170,560
Cimarex Energy Co.	127,531	7,574,066
		12,744,626
Financials - 29.5%
Altabancorp (a)	105,206	4,422,860
Bank OZK	668,278	27,299,156
BankUnited, Inc.	125,000	5,493,750
BOK Financial Corp.	156,239	13,955,267
Cadence BanCorp	600,000	12,438,000
Enstar Group Ltd. (b)	80,665	19,902,475
First Interstate BancSystem, Inc., Class A	78,106	3,596,000
First of Long Island Corp. (The)	178,735	3,798,119
Live Oak Bancshares, Inc.	173,156	11,859,454
Mr. Cooper Group, Inc. (b)	373,651	12,988,109
ProAssurance Corp.	616,334	16,493,098
Reinsurance Group of America, Inc.	49,024	6,179,475

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 96.9% (Continued)	Shares	Fair Value
Financials - 29.5% (Continued)
RenaissanceRe Holdings Ltd.	34,191	$5,479,108
Sterling Bancorp	1,293,010	29,765,090
Triumph Bancorp, Inc. (b)	6,202	479,973
		174,149,934
Health Care - 3.9%
Integer Holdings Corp. (b)	48,983	4,511,334
LivaNova plc (b)	107,858	7,952,370
Natus Medical, Inc. (b)	424,428	10,869,601
		23,333,305
Industrials - 15.4%
Allegiant Travel Co. (b)	46,663	11,388,572
Colfax Corp. (b)	368,677	16,151,739
Douglas Dynamics, Inc.	61,736	2,849,116
Hub Group, Inc., Class A (b)	59,970	4,034,782
Hyster-Yale Materials Handling, Inc.	30,735	2,677,633
Kirby Corp. (b)	193,912	11,689,015
Sensata Technologies Holding plc (b)	59,399	3,442,172
SPX FLOW, Inc.	165,809	10,500,684
Stericycle, Inc. (b)	135,062	9,118,036
TriMas Corp. (b)	154,117	4,672,827
WESCO International, Inc. (b)	168,633	14,591,814
		91,116,390
Information Technology - 4.7%
Broadridge Financial Solutions, Inc.	38,119	5,836,019
Sanmina Corp. (b)	113,554	4,698,865
WNS Holdings Ltd. - ADR (b)	241,219	17,473,904
		28,008,788
Materials - 3.7%
Ashland Global Holdings, Inc.	154,574	13,721,534
W.R. Grace & Co.	140,000	8,380,400
		22,101,934

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 96.9% (Continued)	Shares	Fair Value
Real Estate - 5.2%
American Campus Communities, Inc. REIT	7,008	$302,535
CubeSmart REIT	563,936	21,333,699
Jones Lang LaSalle, Inc. (b)	14,811	2,651,761
Rayonier, Inc.	192,226	6,199,289
		30,487,284
Utilities - 3.2%
South Jersey Industries, Inc.	507,275	11,454,270
UGI Corp.	179,357	7,355,431
		18,809,701

Total Common Stocks (Cost $323,420,659)		$572,430,564

Registered Investment Companies - 3.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (c)	18,574,730	$18,574,730
State Street Navigator Securities Lending Portfolio I, 0.10% (c) (d)	87,808	87,808
Total Registered Investment Companies (Cost $18,662,538)		$18,662,538

Total Investment Securities - 100.1% (Cost $342,083,197)		$591,093,102

Liabilities in Excess of Other Assets - (0.1)%		(564,290)

Net Assets - 100.0%		$590,528,812

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $12,111,992.
(b)	Non-income producing security.
(c)	The rate shown is 7-day effective yield as of March 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 93.8%	Shares	Fair Value
Communication Services - 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	546,551	$23,660,193

Consumer Discretionary - 16.6%
Advance Auto Parts, Inc.	111,914	20,535,100
BorgWarner, Inc.	927,849	43,015,080
Carter's, Inc. (b)	171,842	15,281,909
Hanesbrands, Inc. (a)	2,461,471	48,417,135
NVR, Inc. (b)	11,211	52,814,236
Polaris, Inc.	135,113	18,037,585
PROG Holdings, Inc.	670,902	29,043,348
Red Rock Resorts, Inc., Class A (a)(b)	2,244,049	73,133,557
Vail Resorts, Inc. (b)	136,192	39,721,759
Wolverine World Wide, Inc. (a)	603,782	23,136,926
		363,136,635
Consumer Staples - 8.4%
Cal-Maine Foods, Inc. (a)(b)	1,267,630	48,702,345
Flowers Foods, Inc.	1,410,231	33,563,498
Molson Coors Beverage Co., Class B (a)(b)	260,239	13,311,225
Post Holdings, Inc. (b)	838,192	88,613,658
		184,190,726
Energy - 2.1%
Cimarex Energy Co.	785,543	46,653,399

Financials - 26.1%
Alleghany Corp. (b)	20,801	13,027,458
Bank OZK (a)	1,186,986	48,488,378
BankUnited, Inc.	1,173,831	51,589,872
BOK Financial Corp.	583,191	52,090,620
Brighthouse Financial, Inc. (a)(b)	521,647	23,082,880
Brown & Brown, Inc.	308,464	14,099,889
Cadence BanCorp	712,137	14,762,600
Enstar Group Ltd. (b)	86,697	21,390,751
First Republic Bank	218,422	36,421,868
Loews Corp.	594,849	30,503,857
Mr. Cooper Group, Inc. (a)(b)	1,097,316	38,142,704

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 93.8% (Continued)	Shares	Fair Value
Financials - 26.1% (Continued)
ProAssurance Corp. (a)	1,133,297	$30,327,028
Reinsurance Group of America, Inc.	270,910	34,148,205
RenaissanceRe Holdings Ltd.	210,360	33,710,190
Sterling Bancorp	3,422,786	78,792,534
SVB Financial Group (b)	100,830	49,775,738
		570,354,572
Health Care - 2.9%
Boston Scientific Corp. (b)	345,522	13,354,425
Integer Holdings Corp. (b)	173,160	15,948,036
LivaNova plc (b)	468,964	34,576,716
		63,879,177
Industrials - 18.0%
Alaska Air Group, Inc. (b)	153,043	10,592,106
Allegiant Travel Co. (b)	172,404	42,076,920
Colfax Corp. (a)(b)	1,436,932	62,951,991
Hub Group, Inc., Class A (b)	197,002	13,254,295
Kirby Corp. (a)(b)	882,176	53,177,569
Sensata Technologies Holding plc (b)	1,123,514	65,107,636
SPX FLOW, Inc.	357,035	22,611,026
Stericycle, Inc. (b)	491,613	33,188,794
WESCO International, Inc. (a)(b)	1,035,590	89,609,603
		392,569,940
Information Technology - 4.5%
Avnet, Inc.	255,350	10,599,578
Broadridge Financial Solutions, Inc.	72,960	11,170,176
Juniper Networks, Inc.	592,755	15,014,484
Sanmina Corp. (b)	724,886	29,995,783
WNS Holdings Ltd. - ADR (a)(b)	421,204	30,512,018
		97,292,039
Materials - 3.1%
Ashland Global Holdings, Inc.	473,990	42,076,092

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 93.8% (Continued)	Shares	Fair Value
Materials - 3.1% (Continued)
W.R. Grace & Co.	442,551	$26,491,103
		68,567,195
Real Estate - 7.0%
CubeSmart REIT	1,722,238	65,152,263
Douglas Emmett, Inc.	730,522	22,938,391
Jones Lang LaSalle, Inc. (a)(b)	68,095	12,191,729
Mid-America Apartment Communities, Inc. REIT	130,761	18,876,658
Rayonier, Inc.	708,436	22,847,061
UDR, Inc.	232,494	10,197,187
		152,203,289
Utilities - 4.0%
South Jersey Industries, Inc. (a)	1,449,899	32,738,719
UGI Corp.	1,315,475	53,947,630
		86,686,349

Total Common Stocks (Cost $1,430,191,581)		$2,049,193,514

Registered Investment Companies - 8.5%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (c)	2,657,702	$27,055,402
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (d)	105,026,826	105,026,826
State Street Navigator Securities Lending Portfolio I, 0.10% (d) (e)	52,904,741	52,904,741
Total Registered Investment Companies (Cost $184,646,471)		$184,986,969

Total Investment Securities - 102.3% (Cost $1,614,838,052)		$2,234,180,483

Liabilities in Excess of Other Assets - (2.3)%		(50,090,819)

Net Assets - 100.0%		$2,184,089,664

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $78,723,121.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of March 31, 2021.
(e)	This security was purchased with cash collateral held from securities on loan.

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 93.1%	Shares	Fair Value
Communication Services - 1.0%
Liberty Media Corp. - Liberty Formula One - Series C (a)	68,630	$2,970,993

Consumer Discretionary - 16.0%
Advance Auto Parts, Inc.	14,889	2,731,983
BorgWarner, Inc.	121,596	5,637,191
Carter's, Inc. (a)	20,064	1,784,292
Hanesbrands, Inc.	281,196	5,531,125
NVR, Inc. (a)	1,465	6,901,512
Polaris, Inc.	17,178	2,293,263
PROG Holdings, Inc.	61,697	2,670,863
Red Rock Resorts, Inc., Class A (a)	287,136	9,357,762
Vail Resorts, Inc. (a)	17,655	5,149,257
VF Corp.	38,422	3,070,686
		45,127,934
Consumer Staples - 8.1%
Archer-Daniels-Midland Co.	114,014	6,498,798
Flowers Foods, Inc.	119,432	2,842,482
Molson Coors Beverage Co., Class B (a)	62,423	3,192,936
Post Holdings, Inc. (a)	96,373	10,188,554
		22,722,770
Energy - 1.6%
Cimarex Energy Co.	75,609	4,490,418

Financials - 27.9%
American International Group, Inc.	142,509	6,585,341
Bank OZK	125,736	5,136,316
BankUnited, Inc.	111,700	4,909,215
BOK Financial Corp.	43,654	3,899,175
Brighthouse Financial, Inc. (a)	69,394	3,070,684
Discover Financial Services	30,602	2,906,884
Enstar Group Ltd. (a)	9,198	2,269,423
First Republic Bank	49,393	8,236,283

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 93.1% (Continued)	Shares	Fair Value
Financials - 27.9% (Continued)
Franklin Resources, Inc.	48,771	$1,443,622
Hartford Financial Services Group, Inc. (The)	78,062	5,213,761
Loews Corp.	222,517	11,410,672
Mr. Cooper Group, Inc. (a)	101,777	3,537,769
Reinsurance Group of America, Inc.	16,360	2,062,178
RenaissanceRe Holdings Ltd.	16,884	2,705,661
Sterling Bancorp	326,948	7,526,343
SVB Financial Group (a)	15,435	7,619,642
		78,532,969
Health Care - 1.7%
Boston Scientific Corp. (a)	121,036	4,678,041

Industrials - 16.3%
Alaska Air Group, Inc. (a)	72,717	5,032,744
Colfax Corp. (a)	170,775	7,481,653
Hub Group, Inc., Class A (a)	17,628	1,186,012
Kirby Corp. (a)	106,671	6,430,128
Parker-Hannifin Corp.	24,363	7,684,821
Sensata Technologies Holding plc (a)	118,481	6,865,974
Stericycle, Inc. (a)	63,850	4,310,513
WESCO International, Inc. (a)	78,151	6,762,406
		45,754,251
Information Technology - 6.1%
Avnet, Inc.	32,720	1,358,207
Check Point Software Technologies Ltd. (a)	75,439	8,446,905
Cognizant Technology Solutions Corp., Class A	55,139	4,307,459
NXP Semiconductors NV	14,762	2,972,181
		17,084,752
Materials - 3.3%
Ashland Global Holdings, Inc.	64,900	5,761,173
W.R. Grace & Co.	57,613	3,448,714
		9,209,887
Real Estate - 7.4%
CubeSmart REIT	216,493	8,189,930
Douglas Emmett, Inc.	96,726	3,037,196

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 93.1% (Continued)	Shares	Fair Value
Real Estate - 7.4% (Continued)
Jones Lang LaSalle, Inc. (a)	8,839	$1,582,535
Mid-America Apartment Communities, Inc. REIT	18,230	2,631,683
Rayonier, Inc.	45,162	1,456,474
UDR, Inc.	29,918	1,312,203
Weyerhaeuser Co.	77,897	2,773,133
		20,983,154
Utilities - 3.7%
South Jersey Industries, Inc.	154,645	3,491,884
UGI Corp.	171,480	7,032,395
		10,524,279

Total Common Stocks (Cost $180,781,372)		$262,079,448

Registered Investment Companies - 6.8%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (b)	162,263	$1,651,834
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (c)	17,547,415	17,547,415
Total Registered Investment Companies (Cost $19,182,728)		$19,199,249

Total Investment Securities - 99.9% (Cost $199,964,100)		$281,278,697

Other Assets in Excess of Liabilities - 0.1%		144,608

Net Assets - 100.0%		$281,423,305

(a)	Non-income producing security.
(b)	Affiliated Fund.
(c)	The rate shown is the 7-day effective yield as of March 31, 2021.

NV -	Naamloze Vennootschap
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 95.5%	Shares	Fair Value
Communication Services - 10.3%
Charter Communications, Inc., Class A (a)	285,879	$176,393,061
Comcast Corp., Class A	3,106,048	168,068,257
Facebook, Inc., Class A (a)	784,943	231,189,262
Verizon Communications, Inc.	2,209,962	128,509,290
Walt Disney Co. (The) (a)	1,719,347	317,253,908
Zynga, Inc., Class A (a)	8,854,117	90,400,535
		1,111,814,313
Consumer Discretionary - 12.0%
Booking Holdings, Inc. (a)	87,220	203,208,645
BorgWarner, Inc.	3,077,000	142,649,720
General Motors Co. (a)	4,734,853	272,064,653
Hanesbrands, Inc.	6,982,314	137,342,116
NVR, Inc. (a)	53,964	254,220,626
O'Reilly Automotive, Inc. (a)	154,339	78,288,458
VF Corp.	2,596,756	207,532,740
		1,295,306,958
Consumer Staples - 11.2%
Archer-Daniels-Midland Co.	2,570,748	146,532,636
Kimberly-Clark Corp.	1,517,015	210,940,936
Mondelēz International, Inc., Class A	4,759,323	278,563,175
PepsiCo, Inc.	2,027,280	286,758,756
Procter & Gamble Co. (The)	2,132,873	288,854,990
		1,211,650,493
Energy - 2.3%
Chevron Corp.	2,412,520	252,807,971

Financials - 26.1%
American International Group, Inc.	9,659,100	446,347,011
Bank of America Corp.	8,450,778	326,960,601
Berkshire Hathaway, Inc., Class B (a)	1,343,338	343,182,559
Charles Schwab Corp. (The)	3,364,931	219,326,203
First Republic Bank	932,768	155,539,064

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 95.5% (Continued)	Shares	Fair Value
Financials - 26.1% (Continued)
Hartford Financial Services Group, Inc. (The)	3,411,639	$227,863,369
JPMorgan Chase & Co.	507,908	77,318,835
KKR & Co., Inc.	6,493,193	317,192,478
Marsh & McLennan Cos., Inc.	1,328,347	161,792,665
MetLife, Inc.	2,491,588	151,463,634
Morgan Stanley	2,434,418	189,056,902
Truist Financial Corp.	3,583,269	208,976,248
		2,825,019,569
Health Care - 12.7%
Abbott Laboratories	3,375,247	404,489,600
AbbVie, Inc.	1,230,184	133,130,512
Gilead Sciences, Inc.	1,479,093	95,593,781
Humana, Inc.	570,900	239,349,825
Medtronic plc	2,414,316	285,203,149
Pfizer, Inc.	5,958,315	215,869,752
		1,373,636,619
Industrials - 7.7%
Carrier Global Corp.	3,173,050	133,966,171
Caterpillar, Inc.	640,838	148,591,107
Deere & Co.	178,713	66,863,682
Honeywell International, Inc.	631,713	137,125,941
L3Harris Technologies, Inc.	650,068	131,755,782
Parker-Hannifin Corp.	676,862	213,502,581
		831,805,264
Information Technology - 6.2%
Cognizant Technology Solutions Corp., Class A	2,708,259	211,569,193
Fidelity National Information Services, Inc.	1,500,572	210,995,429
Texas Instruments, Inc.	571,824	108,069,018
Visa, Inc., Class A (b)	663,485	140,479,679
		671,113,319
Materials - 2.5%
Linde plc	558,526	156,465,474
Sherwin-Williams Co. (The)	156,352	115,389,339
		271,854,813

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 95.5% (Continued)	Shares	Fair Value
Real Estate - 3.3%
Public Storage REIT	553,918	$136,684,806
SBA Communications Corp.	257,068	71,349,223
Weyerhaeuser Co.	4,323,991	153,934,080
		361,968,109
Utilities - 1.2%
Dominion Energy, Inc.	1,771,974	134,599,145

Total Common Stocks (Cost $7,216,001,975)		$10,341,576,573

Registered Investment Companies - 4.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (c)	473,802,405	$473,802,405
State Street Navigator Securities Lending Portfolio I, 0.10% (c)(d)	30,076,266	30,076,266
Total Registered Investment Companies (Cost $503,878,671)		$503,878,671

Total Investment Securities - 100.2% (Cost $7,719,880,646)		$10,845,455,244

Liabilities in Excess of Other Assets - (0.2)%		(21,756,504)

Net Assets - 100.0%		$10,823,698,740

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $127,558,856.
(c)	The rate shown is the 7-day effective yield as of March 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 97.2%	Shares	Fair Value
Communication Services - 8.5%
Charter Communications, Inc., Class A (a)	545	$336,276
Walt Disney Co. (The) (a)	3,070	566,476
		902,752
Consumer Discretionary - 12.9%
General Motors Co. (a)	9,010	517,714
NVR, Inc. (a)	103	485,226
VF Corp.	4,520	361,238
		1,364,178
Consumer Staples - 15.7%
Mondelēz International, Inc., Class A	9,900	579,447
PepsiCo, Inc.	4,075	576,409
Procter & Gamble Co. (The)	3,735	505,831
		1,661,687
Energy - 4.3%
Chevron Corp.	4,325	453,217

Financials - 28.6%
American International Group, Inc.	18,145	838,480
Bank of America Corp.	13,200	510,708
Berkshire Hathaway, Inc., Class B (a)	2,605	665,499
Charles Schwab Corp. (The)	7,450	485,591
KKR & Co., Inc.	10,860	530,511
		3,030,789
Health Care - 15.6%
Abbott Laboratories	6,395	766,377
Humana, Inc.	1,060	444,405
Pfizer, Inc.	12,090	438,021
		1,648,803
Industrials - 4.0%
Parker-Hannifin Corp.	1,335	421,099

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 97.2% (Continued)	Shares	Fair Value
Information Technology - 7.6%
Cognizant Technology Solutions Corp., Class A	5,225	$408,177
Fidelity National Information Services, Inc.	2,785	391,599
		799,776

Total Common Stocks (Cost $9,715,791)		$10,282,301

Registered Investment Companies - 2.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (b) (Cost $299,859)	299,859	$299,859

Total Investment Securities - 100.0% (Cost $10,015,650)		$10,582,160

Liabilities in Excess of Other Assets - (0.0)% (c)		(1,010)

Net Assets - 100.0%		$10,581,150

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 98.2%	Shares	Fair Value
Communication Services - 7.1%
Facebook, Inc., Class A (a)	39,856	$11,738,788
Walt Disney Co. (The) (a)	40,006	7,381,907
Zynga, Inc., Class A (a)	600,594	6,132,065
		25,252,760
Consumer Discretionary - 11.5%
Booking Holdings, Inc. (a)	2,656	6,188,055
Hanesbrands, Inc.	814,739	16,025,916
Red Rock Resorts, Inc., Class A (a)	352,633	11,492,309
VF Corp.	88,882	7,103,449
		40,809,729
Consumer Staples - 12.5%
Cal-Maine Foods, Inc. (a)	372,314	14,304,304
Mondelēz International, Inc., Class A	160,971	9,421,633
Post Holdings, Inc. (a)	72,013	7,613,214
Seaboard Corp.	3,555	13,117,914
		44,457,065
Financials - 32.4%
Alleghany Corp. (a)	7,176	4,494,257
American International Group, Inc.	504,887	23,330,828
Bank OZK	194,803	7,957,703
Berkshire Hathaway, Inc., Class B (a)	70,336	17,968,738
Cadence BanCorp	324,090	6,718,386
Charles Schwab Corp. (The)	111,291	7,253,947
KKR & Co., Inc.	328,594	16,051,817
Mr. Cooper Group, Inc. (a)	654,076	22,735,682
Sterling Bancorp	381,446	8,780,887
		115,292,245
Health Care - 6.8%
AbbVie, Inc.	75,993	8,223,962
Boston Scientific Corp. (a)	196,917	7,610,842
Pfizer, Inc.	228,885	8,292,504
		24,127,308

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 98.2% (Continued)	Shares	Fair Value
Industrials - 14.3%
Cimpress plc (a)	79,203	$7,930,596
Colfax Corp. (a)	128,243	5,618,326
Kirby Corp. (a)	183,223	11,044,682
Sensata Technologies Holding plc (a)	98,199	5,690,632
WESCO International, Inc. (a)	236,187	20,437,261
		50,721,497
Information Technology - 6.3%
Cognizant Technology Solutions Corp., Class A	129,926	10,149,819
Fidelity National Information Services, Inc.	54,052	7,600,252
Visa, Inc., Class A	22,596	4,784,251
		22,534,322
Materials - 4.9%
Ashland Global Holdings, Inc.	60,457	5,366,768
W.R. Grace & Co.	197,813	11,841,086
		17,207,854
Real Estate - 0.4%
SBA Communications Corp.	5,516	1,530,966

Utilities - 2.0%
UGI Corp.	173,282	7,106,295

Total Common Stocks (Cost $230,461,030)		$349,040,041

Registered Investment Companies - 1.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (b) (Cost $4,666,169)	4,666,169	$4,666,169

Total Investment Securities - 99.5% (Cost $235,127,199)		$353,706,210

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Fair Value
Other Assets in Excess of Liabilities - 0.5%	1,749,043

Net Assets - 100.0%	$355,455,253

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Common Stocks - 91.1%	Shares	Fair Value
Communication Services - 10.8%
Alphabet, Inc., Class A (a)	27,755	$57,245,243
Comcast Corp., Class A	841,574	45,537,569
Facebook, Inc., Class A (a)	182,724	53,817,700
Verizon Communications, Inc. (b)	308,425	17,934,914
Walt Disney Co. (The) (a)	238,544	44,016,139
		218,551,565
Consumer Discretionary - 8.3%
Booking Holdings, Inc. (a)(b)	14,670	34,178,753
BorgWarner, Inc.	751,483	34,838,752
Hanesbrands, Inc. (b)(c)	1,301,530	25,601,095
TJX Cos., Inc. (The) (b)	559,571	37,015,622
VF Corp. (b)	445,809	35,629,055
		167,263,277
Consumer Staples - 4.9%
Archer-Daniels-Midland Co. (b)	629,693	35,892,501
Constellation Brands, Inc., Class A (b)	109,624	24,994,272
Mondelēz International, Inc., Class A (b)	657,455	38,480,841
		99,367,614
Energy - 3.1%
Chevron Corp. (b)	352,119	36,898,550
Cimarex Energy Co. (c)	434,274	25,791,533
		62,690,083
Financials - 28.7%
American International Group, Inc. (b)(c)	1,769,905	81,787,310
Bank of America Corp. (b)	1,089,340	42,146,565
Bank OZK (b)	453,235	18,514,650
Berkshire Hathaway, Inc., Class B (a)(b)	271,269	69,301,091
Charles Schwab Corp. (The) (b)	459,399	29,943,627
Citigroup, Inc. (b)(c)	1,045,306	76,046,011
First Republic Bank (b)(c)	127,240	21,217,270
Hartford Financial Services Group, Inc. (The) (c)	645,431	43,108,336
JPMorgan Chase & Co. (b)	118,494	18,038,342

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 91.1% (Continued)	Shares	Fair Value
Financials - 28.7% (Continued)
KKR & Co., Inc. (c)	1,227,825	$59,979,251
MetLife, Inc. (c)	490,684	29,828,680
Morgan Stanley (c)	353,102	27,421,901
SVB Financial Group (a)(b)	43,344	21,397,199
Truist Financial Corp. (b)	731,910	42,684,991
		581,415,224
Health Care - 11.3%
Abbott Laboratories (b)(c)	293,177	35,134,332
AbbVie, Inc. (b)	160,336	17,351,562
CVS Health Corp. (b)	340,129	25,587,905
Humana, Inc.	116,850	48,989,362
Medtronic plc (b)(c)	381,969	45,121,998
Perrigo Co. plc (b)(c)	493,244	19,961,585
Pfizer, Inc. (b)	1,043,045	37,789,520
		229,936,264
Industrials - 9.7%
Alaska Air Group, Inc. (a)(b)	318,408	22,037,018
Johnson Controls International plc (b)	548,305	32,717,359
Kirby Corp. (a)(b)(c)	696,948	42,012,025
L3Harris Technologies, Inc. (b)	156,655	31,750,835
Parker-Hannifin Corp. (b)(c)	119,836	37,799,869
Sensata Technologies Holding plc (a)(b)	539,403	31,258,404
		197,575,510
Information Technology - 9.3%
Cognizant Technology Solutions Corp., Class A	551,915	43,115,600
Fidelity National Information Services, Inc. (b)	325,626	45,786,272
Microsoft Corp. (c)	172,477	40,664,902
Texas Instruments, Inc. (b)	149,926	28,334,515
Visa, Inc., Class A (b)	147,157	31,157,552
		189,058,841
Materials - 3.6%
Ashland Global Holdings, Inc. (c)	306,379	27,197,264
Sherwin-Williams Co. (The) (b)	22,218	16,397,106

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 91.1% (Continued)	Shares	Fair Value
Materials - 3.6% (Continued)
W.R. Grace & Co.	496,544	$29,723,124
		73,317,494
Utilities - 1.4%
Dominion Energy, Inc. (b)	361,630	27,469,415

Total Common Stocks (Cost $1,039,817,054)		$1,846,645,287

Registered Investment Companies - 24.8%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (d)	3,475,019	$35,375,689
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (e)	132,960,868	132,960,868
State Street Navigator Securities Lending Portfolio I, 0.10% (e)(f)	334,435,674	334,435,674
Total Registered Investment Companies (Cost $502,265,733)		$502,772,231

Total Investment Securities - 115.9% (Cost $1,542,082,787)		$2,349,417,518

Segregated Cash With Custodian - 30.0%		608,998,883

Investments Sold Short - (29.7)% (Proceeds $476,177,757)		(603,075,867)

Liabilities in Excess of Other Assets - (16.2)%		(327,313,873)

Net Assets - 100.0%		$2,028,026,661

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $325,380,971.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of March 31, 2021.

(f)	This security was purchased with cash collateral held from securities on loan.

plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2021 (Unaudited)

Common Stocks - 29.7%	Shares	Fair Value
Communication Services - 0.9%
Cogent Communications Holdings, Inc.	254,325	$17,487,387

Consumer Discretionary - 6.8%
Asbury Automotive Group, Inc.	80,306	15,780,129
Best Buy Co., Inc.	214,906	24,673,358
Cheesecake Factory, Inc. (The)	115,533	6,759,836
Dick's Sporting Goods, Inc.	285,646	21,751,943
Grand Canyon Education, Inc.	157,162	16,832,050
Macy's, Inc.	363,055	5,877,860
Tesla, Inc.	23,074	15,411,817
Under Armour, Inc., Class A	909,009	20,143,639
Whirlpool Corp.	51,110	11,262,089
		138,492,721
Consumer Staples - 4.1%
Boston Beer Co., Inc. (The), Class A	18,103	21,837,287
Brown-Forman Corp., Class B	447,060	30,833,728
WD-40 Co.	96,455	29,532,592
		82,203,607
Financials - 5.2%
Bank of Hawaii Corp.	161,345	14,438,764
Blackstone Mortgage Trust, Inc., Class A	645,515	20,010,965
Commerce Bancshares, Inc.	373,416	28,607,400
FactSet Research Systems, Inc.	40,702	12,560,230
First Financial Bankshares, Inc.	417,238	19,497,532
Root, Inc., Class A	788,160	10,033,277
		105,148,168
Health Care - 2.2%
Penumbra, Inc.	92,230	24,955,593
Waters Corp.	70,100	19,920,317
		44,875,910
Industrials - 4.0%
Cintas Corp.	27,044	9,230,388
PACCAR, Inc.	172,432	16,022,381
Proto Labs, Inc.	103,420	12,591,385
Robert Half International, Inc.	347,683	27,143,612

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

March 31, 2021 (Unaudited)

Common Stocks - 29.7% (continued)	Shares	Fair Value
Industrials - 4.0% (continued)
W.W. Grainger, Inc.	28,920	$11,594,896
Wabtec Corp.	67,745	5,362,694
		81,945,356
Information Technology - 4.9%
Badger Meter, Inc.	248,026	23,083,780
Blackbaud, Inc.	181,362	12,891,211
Cisco Systems, Inc.	134,130	6,935,862
j2 Global, Inc.	171,799	20,591,828
Oracle Corp.	463,053	32,492,429
Western Union Co. (The)	131,109	3,233,148
		99,228,258
Materials - 0.2%
Silgan Holdings, Inc.	114,495	4,812,225

Real Estate - 0.3%
VEREIT, Inc.	146,346	5,651,883

Utilities - 1.1%
Ormat Technologies, Inc.	295,815	23,230,352

Total Investments Sold Short - 29.7% (Proceeds $476,177,757)		$603,075,867

Percentages disclosed are based on total net assets of the Fund at March 31, 2021.

See accompanying notes to Schedules of Investments.

Diamond Hill Global Fund

Schedule of Investments

March 31, 2021

Common Stocks - 97.2%	Shares	Fair Value
Canada - 5.2%
Rogers Communications, Inc., Class B	17,946	$827,311

China - 1.2%
Alibaba Group Holding Ltd. (a)	4,400	125,019
Tencent Holdings Ltd.	800	63,848
		188,867
France - 5.1%
EssilorLuxottica SA	2,105	342,812
LVMH Moet Hennessy Louis Vuitton SE	295	196,984
Safran SA	2,029	275,913
		815,709
Germany - 2.4%
Beiersdorf AG	3,570	377,092

India - 1.0%
HDFC Bank Ltd. - ADR (a)	2,150	167,034

Israel - 6.0%
Check Point Software Technologies Ltd. (a)	8,525	954,544

Japan - 2.9%
KDDI Corp.	9,800	301,934
Nintendo Co. Ltd. - ADR	2,235	158,238
		460,172
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV	50,965	384,022

South Korea - 0.9%
Samsung Electronics Co. Ltd.	2,025	147,051

Switzerland - 7.7%
Novartis AG - ADR	3,240	276,955
Roche Holdings AG	2,282	739,325
Swatch Group AG (The)	750	215,979
		1,232,259

Diamond Hill Global Fund

Schedule of Investments (Continued)

March 31, 2021

Common Stocks - 97.1% (continued)	Shares	Fair Value
United Kingdom - 12.4%
Ashmore Group plc	37,862	$204,178
Diageo plc	15,654	643,040
Sage Group plc (The)	29,590	249,963
Unilever plc	15,687	875,544
		1,972,725
United States - 50.0%
Abbott Laboratories	2,590	310,386
Alphabet, Inc., Class A (a)	190	391,879
Berkshire Hathaway, Inc., Class B (a)	3,011	769,220
Booking Holdings, Inc. (a)	139	323,848
Charles Schwab Corp. (The)	7,830	510,359
Chevron Corp.	6,025	631,360
Comcast Corp., Class A	6,004	324,876
Constellation Brands, Inc., Class A	1,525	347,700
Liberty Media Corp. - Liberty Formula One, Series C (a)	3,800	164,502
Medtronic plc	2,770	327,220
Microsoft Corp.	1,340	315,932
Mondelēz International, Inc., Class A	4,951	289,782
Morgan Stanley	2,024	157,184
NXP Semiconductors NV	1,095	220,467
PepsiCo, Inc.	3,070	434,251
Procter & Gamble Co. (The)	3,060	414,416
Texas Instruments, Inc.	980	185,210
Verizon Communications, Inc.	14,338	833,755
Visa, Inc., Class A	1,395	295,363
Walt Disney Co. (The) (a)	2,658	490,454
Zynga, Inc., Class A (a)	23,915	244,172
		7,982,336

Total Common Stocks (Cost $13,070,903)		$15,509,122

Diamond Hill Global Fund

Schedule of Investments (Continued)

March 31, 2021

Registered Investment Companies - 4.1%	Par Value	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (b) (Cost $662,786)	662,786	$662,786

Total Investments at Value - 101.3% (Cost $13,733,689)		$16,171,908

Liabilities in Excess of Other Assets - (1.3)%		(214,263)

Net Assets - 100.0%		$15,957,645

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2021.

ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill International Fund

Schedule of Investments

March 31, 2021

Common Stocks - 98.2%	Shares	Fair Value
Belgium - 4.3%
Anheuser-Busch InBev SA/NV	9,549	$600,089
Shurgard Self Storage SA	4,750	216,272
		816,361
Canada - 6.7%
Aurinia Pharmaceuticals, Inc. (a)(b)	9,495	123,293
BlackBerry Ltd. (a)(b)	33,217	280,019
Fairfax Financial Holdings Ltd.	868	378,846
Rogers Communications, Inc., Class B (b)	10,950	504,795
		1,286,953
China - 6.2%
Alibaba Group Holding Ltd. (a)	14,500	411,993
Baidu, Inc. - ADR (a)	1,189	258,667
Fu Shou Yuan International Group Ltd.	184,000	189,205
Tencent Holdings Ltd.	4,200	335,200
		1,195,065
France - 7.5%
EssilorLuxottica SA	1,928	313,986
LVMH Moet Hennessy Louis Vuitton SE	354	236,381
Safran SA (a)	3,453	469,556
Vivendi SE	12,726	417,583
		1,437,506
Germany - 1.0%
Fuchs Petrolub SE	4,705	189,330

India - 2.4%
HDFC Bank Ltd. - ADR (a)	5,996	465,829

Israel - 2.7%
Check Point Software Technologies Ltd. (a)(b)	4,664	522,228

Italy - 1.2%
doValue S.p.A. (a)	18,611	226,752

Japan - 3.6%
Astellas Pharma, Inc.	23,600	363,528

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2021

Common Stocks - 98.2% (continued)	Shares	Fair Value
Japan - 3.6% (continued)
Nintendo Co. Ltd. - ADR	2,995	$212,046
Shionogi & Co. Ltd.	2,000	107,966
		683,540
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV	47,235	355,917
Grupo Aeroportuario del Sureste SAB de CV (a)	13,174	233,985
		589,902
Netherlands - 2.0%
Prosus NV (a)	3,457	384,570

South Korea - 2.6%
Samsung Electronics Co. Ltd.	6,804	494,093

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	63,082	328,627

Sweden - 1.9%
Assa Abloy AB, Class B	12,415	357,325

Switzerland - 11.0%
Compagnie Financiere Richemont SA, Class A	4,160	399,504
Julius Baer Group Ltd.	8,383	535,765
Novartis AG - ADR	4,316	368,932
Roche Holdings AG	1,371	444,178
Swatch Group AG (The)	1,201	345,854
		2,094,233
Taiwan Province of China - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,414	403,808

Thailand - 2.5%
Kasikornbank pcl - NVDR	102,600	477,386

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2021

Common Stocks - 98.2% (continued)	Shares	Fair Value
United Kingdom - 25.4%
Ashmore Group plc	63,782	$343,957
Beazley plc (a)	81,977	397,313
BT Group plc (a)	263,923	562,987
Bunzl plc	8,945	286,285
Compass Group plc (a)	12,100	244,447
Diageo plc	18,884	775,723
GlaxoSmithKline plc	13,019	230,455
Howden Joinery Group plc (a)	51,862	524,006
InterContinental Hotels Group plc	5,719	393,262
Sage Group plc (The)	20,825	175,920
Tesco plc	55,175	174,187
Unilever plc	13,445	750,410
		4,858,952
United States - 10.3%
Alphabet, Inc., Class A (a)	260	536,255
Facebook, Inc., Class A (a)	1,201	353,731
LivaNova plc (a)	4,332	319,398
Walt Disney Co. (The) (a)	4,087	754,133
		1,963,517

Total Common Stocks (Cost $15,958,987)		$18,775,977

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0)	8,320	$3,169

Registered Investment Companies - 7.9%	Par Value	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (d)	279,042	279,042
State Street Navigator Securities Lending Portfolio I, 0.10% (d)(e)	1,227,737	1,227,737

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2021

Registered Investment Companies - 7.9% (continued)	Par Value	Fair Value

Total Registered Investment Companies (Cost $1,506,779)		$1,506,779

Total Investments at Value - 106.1% (Cost $17,465,766)		$20,285,925

Liabilities in Excess of Other Assets - (6.1)%		(1,169,444)

Net Assets - 100.0%		$19,116,481

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $1,264,772.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2021.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Corporate Credit - 1.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 0.3%
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.325%	04/26/22	$450,000	$450,257
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.241%	01/15/23	400,000	402,724
JPMorgan Chase & Co.	0.653%	09/16/24	350,000	350,681
Mizuho Financial Group, Inc.	2.273%	09/13/21	500,000	504,320
PNC Bank NA (b)	1.743%	02/24/23	420,000	425,198
Toronto-Dominion Bank (The) (3MO LIBOR + 43) (a)	0.607%	06/11/21	1,000,000	1,000,875
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.490%	01/27/23	375,000	376,575
				3,510,630
Capital Goods - 0.0% (c)
Welbilt, Inc. (b)	9.500%	02/15/24	100,000	103,000

Communications - 0.0% (c)
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	488,801

Consumer Cyclical - 0.2%
Daimler Finance LLC (d)	1.750%	03/10/23	1,900,000	1,942,256
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	269,823
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,109
				2,237,188
Electric - 0.0% (c)
DTE Energy Co.	1.050%	06/01/25	500,000	493,480

Energy - 0.2%
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	791,382
Energy Transfer Operating LP	4.500%	04/15/24	925,000	1,008,767
Welltec A/S (d)	9.500%	12/01/22	200,000	197,000
WPX Energy, Inc.	5.250%	09/15/24	1,000,000	1,108,750
				3,105,899
Insurance - 0.3%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,502,026
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(d)	0.657%	06/11/21	950,000	950,742
Jackson National Life Global Funding (d)	2.100%	10/25/21	200,000	201,924

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 1.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 0.3% (continued)
Met Life Global Funding I (d)	1.950%	01/13/23	$450,000	$462,172
Principal Life Global Funding II (d)	2.375%	11/21/21	400,000	405,460
				3,522,324
Technology - 0.1%
Dell International LLC (d)	4.000%	07/15/24	500,000	542,608

Transportation - 0.3%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	480,295	525,841
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,619,000	1,612,334
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	125,172	125,526
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	60,380	61,013
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	88,560	90,884
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	1,170,990	1,298,269
				3,713,867

Total Corporate Credit (Cost $17,052,873)				$17,717,797

Securitized - 81.0%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.7%
BXG Receivables, Series 2018-A, Class C (d)	4.440%	02/02/34	$1,136,049	$1,173,300
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,526,873
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	685,786	703,100
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (d)	4.230%	09/25/24	5,000,000	4,987,151
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	3,000,000	2,977,108

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.7% (continued)
Gold Key Resorts LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	$64,202	$64,975
Helios Issuer LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,878,642	1,940,891
Helios Issuer LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,286,779	1,271,449
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	98,101	99,043
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	618,296	631,590
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	489,528	507,783
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	851,353	883,704
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	1,702,706	1,742,284
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	3,583,251	3,583,390
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,600,000	2,599,314
Mosaic Solar Loans LLC, Series 2017-2A, Class D (d)	0.000%	06/22/43	974,557	953,382
Mosaic Solar Loans LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	644,859	698,343
Mosaic Solar Loans LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	2,489,183	2,513,008
Mosaic Solar Loans LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,991,347	2,035,664
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)	5.419%	08/15/52	2,000,000	2,011,060
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(d)	2.968%	02/25/23	7,000,000	6,991,632
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(d)	2.768%	08/25/23	9,400,000	9,353,260
Renew Financial LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	655,326	672,333
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (d)	2.370%	11/15/52	700,000	702,692

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.7% (continued)
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	$3,000,000	$2,927,590
TES LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,302,817	4,472,523
TES LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,968,525
Westgate Resorts, Series 2018-1, Class B (d)	3.580%	12/20/31	759,990	757,950
Westgate Resorts, Series 2018-1, Class C (d)	4.100%	12/20/31	1,813,612	1,800,827
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	1,294,058	1,335,989
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	4,724,340	4,981,049
				70,867,782
Agency MBS CMO - 1.1%
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (a)	0.556%	05/15/35	393,791	397,593
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (a)	0.506%	03/15/36	408,307	411,369
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.206%	11/15/37	758,613	761,888
FHLMC, Series 4085, Class FB (1MO LIBOR + 40) (a)	0.506%	01/15/39	176,098	176,439
FHLMC, Series 4095, Class FB (1MO LIBOR + 40) (a)	0.506%	04/15/39	77,471	77,631
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (a)	0.556%	01/15/41	217,243	218,368
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.606%	07/15/41	336,076	339,641
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (a)	0.506%	07/15/43	206,654	207,544
FHLMC, Series 4972, Class ZC	2.500%	05/25/50	273,570	273,163
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.759%	07/25/36	820,023	822,874
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.489%	11/25/36	335,100	338,979
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (a)	0.609%	12/25/40	325,982	330,314
FNMA, Series 2011-86, Class KF (1MO LIBOR +55) (a)	0.659%	09/25/41	511,944	521,148

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.1% (continued)
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.509%	02/25/42	$233,451	$235,651
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (a)	0.629%	04/25/42	198,247	200,409
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	5,839,528	5,994,612
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (a)	0.411%	04/20/37	493,790	494,445
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (a)	0.611%	02/20/38	402,265	404,919
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (a)	0.411%	12/20/42	206,636	207,218
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (a)	0.634%	10/20/62	622,868	626,466
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (a)	0.650%	10/20/62	564,597	554,586
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	113,334	113,477
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (a)	0.340%	04/20/67	155,871	155,789
				13,864,523
Agency MBS CMO Derivatives - 0.4%
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (a)	6.644%	10/15/26	173,801	19,641
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.494%	05/15/36	759,601	149,465
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	1,471,376	38,853
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	347,654	14,451
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	3,036,412	251,416
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	288,839	275,805
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	709,846	147,404
FNMA, Series 2014-19, Class MS (IO) (-1*1MO LIBOR + 660) (a)	6.491%	11/25/39	4,564,282	46,335
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	5,123,845	168,698
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.441%	05/25/40	606,474	96,627

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.4% (continued)
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	$196,611	$7,843
FNMA, Series 3998, Class NS (IO) (-1*1MO LIBOR + 660) (a)	6.494%	09/15/40	3,853,361	263,520
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	559,642	60,458
GNMA, Series 2013-124, Class ST (-1.333*1MO LIBOR + 880) (a)	8.652%	08/20/39	61,930	62,844
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,141,113	179,946
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	4,405,204	308,539
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	2,346,920	87,073
GNMA, Series 2010-H01, Class CI (IO) (a)	2.013%	01/20/60	802,294	82,993
GNMA, Series 2012-H02, Class AI (IO) (a)	1.908%	01/20/62	1,439,858	64,085
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.468%	05/20/63	30,957,969	348,537
GNMA, Series 2016-H20, Class GI (IO) (a)	0.317%	08/20/66	29,292,932	317,204
GNMA, Series 2017-H11, Class PI (IO) (a)	3.864%	04/20/67	842,958	22,797
GNMA, Series 2017-H22, Class ID (IO) (a)	3.898%	11/20/67	304,776	18,791
GNMA, Series 2018-H08, Class NI (IO) (a)	0.806%	05/20/68	16,785,550	410,452
GNMA, Series 2019-H04, Class IO (IO) (a)	1.489%	03/20/69	25,136,745	958,188
				4,401,965
Agency MBS Passthrough - 0.1%
FHLMC, Pool #FG G60257	5.500%	06/01/41	633,956	745,103

Auto Loan - 9.9%
ACC Trust, Series 2019-1, Class A (d)	3.750%	05/20/22	116,424	116,811
ACC Trust, Series 2019-2, Class A (d)	2.820%	02/21/23	971,342	977,788
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	7,172,440

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 9.9% (continued)
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	$2,800,000	$2,921,190
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (d)	2.990%	07/15/24	529,285	535,825
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	3,013,406	3,024,900
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,238,934
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,527,990
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	1,450,000	1,440,959
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	1,100,000	1,094,225
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	1,853,634	1,867,283
Chase Credit Linked Notes, Series 2020-2, Class C (d)	1.140%	02/25/28	1,205,351	1,210,063
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,437,615
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	850,000	876,331
CPS Auto Receivables Trust, Series 2020-B, Class D (d)	4.750%	04/15/26	5,000,000	5,371,720
CPS Auto Receivables Trust, Series 2020-C, Class D (d)	2.410%	11/16/26	2,600,000	2,681,989
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	3,105,501
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (d)	2.280%	02/15/30	2,500,000	2,554,483
DT Auto Owner Trust, Series 2020-2, Class E (d)	4.730%	03/16/26	500,000	542,156
Exeter Automobile Receivables Trust, Series 2020-2, Class D (d)	4.730%	04/15/26	730,000	787,691
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	2,163,124	2,179,503

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 9.9% (continued)
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	$4,500,000	$4,625,801
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	3,000,000	2,999,367
Foursight Capital Automobile Receivables, Series 2018-2, Class E (d)	5.500%	10/15/24	6,000,000	6,329,921
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	4,400,000	4,503,734
GLS Auto Receivables Trust, Series 2021-1A, Class D (d)	1.680%	01/15/27	5,000,000	4,990,707
Hertz Fleet Lease Funding LP, Series 2017-1, Class D (d)	3.690%	04/10/31	1,500,000	1,512,592
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (d)	5.800%	04/10/31	8,000,000	8,126,538
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (d)	4.170%	05/10/32	700,000	704,161
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (d)	5.550%	05/10/32	4,888,000	4,939,707
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (d)	4.620%	01/10/33	3,400,000	3,471,729
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(d)	1.568%	05/28/24	1,200,000	1,200,000
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	6,053,490
OSCAR US Funding Trust, Series 2019-11, Class A-4 (d)	2.680%	09/10/26	5,270,000	5,487,943
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	2,000,000	2,025,773
Skopos Auto Receivables Trust, Series 2018-1, Class C (d)	4.770%	04/17/23	3,665,703	3,719,517
Skopos Auto Receivables Trust, Series 2019-1, Class B (d)	3.430%	09/15/23	6,000,000	6,060,418
Tesla Auto Lease Trust, Series 2018-B, Class D (d)	5.290%	11/22/21	5,250,000	5,325,519
Tesla Auto Lease Trust, Series 2020-A, Class D (d)	2.330%	02/20/24	2,500,000	2,557,573

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 9.9% (continued)
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	$1,676,897	$1,682,583
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	2,500,000	2,523,713
				124,506,183
CRE/CLO - 9.1%
A10 Securitization, Series 2020-C, Class A (d)(e)	2.033%	08/15/40	1,088,371	1,094,482
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	2,100,000	2,114,018
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,839,290
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,969,359
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	1,061,707
Acre Mortgage Trust, Series 2021-FL4, Class D (1MO LIBOR + 260) (a)(d)	2.708%	12/15/37	6,000,000	5,925,000
Acre Mortgage Trust, Series 2021-FL4, Class E (1MO LIBOR + 310) (a)(d)	3.208%	12/15/37	2,000,000	1,970,000
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(d)	2.462%	08/15/32	4,750,000	4,686,900
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(d)	2.806%	03/16/35	4,500,000	4,470,956
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (a)(d)	3.862%	08/17/32	2,000,000	1,674,911
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1MO LIBOR + 100) (a)(d)	1.106%	03/17/36	776,434	776,195
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(d)	1.757%	02/18/38	3,750,000	3,712,796
BXMT Ltd., Series 2017-FL1, Class C (1MO LIBOR + 195) (a)(d)	2.058%	06/15/35	2,100,000	2,092,650
BXMT Ltd., Series 2017-FL1, Class D (1MO LIBOR + 275) (a)(d)	2.807%	06/15/35	3,300,000	3,300,007
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(d)	1.007%	02/16/37	7,500,000	7,481,018

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.1% (continued)
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(d)	2.058%	02/16/37	$3,725,000	$3,678,344
BXMT Ltd., Series 2020-FL2, Class E (1MO LIBOR + 205) (a)(d)	2.158%	02/16/37	3,500,000	3,429,951
BXMT Ltd., Series 2020-FL2, Class B (1MO LIBOR + 140) (a)(d)	1.508%	02/18/38	3,650,000	3,640,853
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(d)(e)	5.608%	04/17/37	7,284,823	7,324,888
FHLMC, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(d)	3.856%	07/15/35	4,500,000	4,583,754
FHLMC, Series 2020-FL3, Class C (1MO LIBOR + 450) (a)(d)	4.606%	07/15/35	1,000,000	1,019,854
FHLMC, Series 2020-FL3, Class A-S (1MO LIBOR + 285) (a)(d)	2.956%	07/16/35	1,500,000	1,524,192
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(d)	1.208%	06/15/36	1,914,355	1,914,355
MF1 Ltd., Series 2020-FL3, Class D (1MO LIBOR + 300) (a)(d)	3.106%	07/16/35	2,000,000	2,007,442
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(d)	1.239%	11/27/34	12,098,336	12,089,722
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(d)	2.109%	12/25/34	4,400,000	4,401,364
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1MO LIBOR +170) (a)(d)	1.806%	11/15/35	4,000,000	4,026,640
PFP III, Series 2021-7, Class D (1MO LIBOR + 240) (a)(d)	2.500%	04/14/38	1,750,000	1,728,125
PFP Ltd., Series 2019-5, Class B (1MO LIBOR + 165) (a)(d)	1.756%	04/16/36	2,150,000	2,147,351
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(d)	2.268%	02/25/35	6,649,817	6,701,440
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1MO LIBOR + 385) (a)(d)	3.968%	02/25/35	4,000,000	4,123,230
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1MO LIBOR + 475) (a)(d)	4.868%	02/25/35	4,000,000	4,112,334

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 9.1% (continued)
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(d)	1.028%	10/15/35	$624,405	$625,109
				114,248,237
Credit Cards - 4.6%
Brex, Inc., Series 2021-1, Class A (d)	2.130%	07/17/24	4,300,000	4,299,682
Continental Credit Card LLC, Series 2017-1, Class B (d)	6.410%	01/15/25	2,849,020	2,949,514
Continental Credit Card LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	13,000,000	13,318,622
Continental Credit Card LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,745,984
Continental Credit Card LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	3,148,640
Continental Credit Card LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,627,423
Continental Credit Card LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,872,661
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,680,000	1,702,100
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,695,372
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (d)	2.240%	09/22/25	2,500,000	2,512,613
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (d)	2.990%	09/22/25	1,000,000	1,004,278
Mercury Financial Credit Card, Series 2021-1A, Class B (d)	2.330%	03/20/26	3,700,000	3,705,858
Mercury Financial Credit Card, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	4,025,792
				57,608,539
Equipment - 3.0%
Access Point Financial, Inc., Series 2017-A, Class B (d)(e)	3.970%	04/15/29	142,191	142,470
Access Point Financial, Inc., Series 2017-A, Class C (d)(e)	5.820%	04/15/29	4,750,000	4,734,575

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 3.0% (continued)
Access Point Financial, Inc., Series 2017-A, Class D (d)(e)	6.000%	04/15/29	$5,000,000	$4,970,481
Business Jet Securities LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	2,629,110	2,637,520
Business Jet Securities LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	4,695,551	4,893,745
Business Jet Securities LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	1,211,390	1,244,266
Business Jet Securities LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	2,591,416	2,718,769
Business Jet Securities LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,500,000	1,497,312
Business Jet Securities LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	3,000,000	3,002,319
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,453,540
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	1,657,846	1,676,287
Octane Receivables Trust, Series 2020-1, Class A (d)	1.710%	02/20/25	4,959,781	5,004,038
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	2,600,000	2,666,830
				37,642,152
HECM - 0.9%
Finance of America HECM, Series 2020-HB2, Class A (d)	1.710%	07/25/30	5,199,081	5,231,721
Finance of America HECM, Series 2021-HB1, Class M3 (d)	3.640%	02/25/31	2,000,000	1,986,312
Nationstar HECM Loan Trust, Series 2019-1A, Class A (d)	2.651%	06/25/29	409,787	410,439
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (d)	2.964%	02/25/30	1,469,000	1,465,032
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (d)	3.091%	06/25/30	1,500,000	1,506,058

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 0.9% (continued)
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (d)	4.571%	06/25/30	$800,000	$803,072
				11,402,634
Hospitality - 3.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(d)	1.356%	07/16/35	4,400,000	4,397,272
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(d)	2.076%	05/15/37	500,000	498,738
BX Trust, Series 2019-OC11, Class C (d)	3.856%	12/11/41	2,200,000	2,319,721
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1MO LIBOR + 140) (a)(d)	1.506%	11/17/36	3,600,000	3,602,208
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(d)	2.356%	11/15/36	4,900,000	4,903,010
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(d)	1.036%	11/17/36	4,000,000	4,001,202
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (d)	3.750%	12/12/36	2,000,000	2,062,710
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(d)	1.026%	07/16/35	2,766,001	2,765,116
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(d)	1.356%	07/16/35	7,081,915	7,070,699
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1MO LIBOR +115) (a)(d)	1.256%	05/17/38	2,245,000	2,246,370
Motel 6 Trust, Series 2017-MTL6, Class D (1MO LIBOR + 215) (a)(d)	2.256%	08/15/34	4,181,493	4,184,057
				38,051,103
Industrial - 1.7%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1MO LIBOR + 210) (a)(d)	2.206%	11/15/32	3,000,000	3,007,523
Cold Storage Trust, Series 2020-ICE5, Class F (1MO LIBOR + 349.25) (a)(d)	3.598%	11/15/37	4,914,953	4,945,736

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.7% (continued)
Cold Storage Trust, Series 2020-ICE5, Class E (1MO LIBOR + 276.56) (a)(d)	2.872%	11/16/37	$2,457,476	$2,461,418
Credit Suisse First Boston, Series 2020-UNFI, Class A (a)(d)	3.781%	12/06/22	10,400,000	10,416,048
				20,830,725
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	1,100,000	1,134,969

Mixed-Use - 0.4%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.100%	05/17/35	4,400,000	4,395,568

Multifamily - 6.4%
BX Commercial Mortgage Trust, Series 2021-MFM1, Class D (1MO LIBOR + 150) (a)(d)	1.606%	01/15/34	2,000,000	1,993,788
FHLMC, Series 2021-MN1, Class M-1 (a)(d)	2.017%	01/25/51	8,950,556	8,972,748
Freedom Mortgage Trust, Series 2017-KF39, Class B (1MO LIBOR + 250) (a)(d)	2.618%	11/25/24	2,495,570	2,493,000
Freedom Mortgage Trust, Series 2018-KF53, Class B (1MO LIBOR + 205) (a)(d)	2.168%	10/27/25	3,699,971	3,671,944
Freedom Mortgage Trust, Series 2019-KF61, Class B (1MO LIBOR + 220) (a)(d)	2.319%	03/25/29	4,594,449	4,578,289
FREMF Mortgage Trust, Series 2018-KF44, Class B (1MO LIBOR +215) (a)(d)	2.270%	02/25/25	3,245,927	3,239,394
FREMF Mortgage Trust, Series 2018-KF43, Class B (1MO LIBOR +215) (a)(d)	2.269%	01/25/28	3,255,803	3,245,932
FREMF Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(d)	2.018%	07/25/28	5,112,313	5,034,741
FREMF Mortgage Trust, Series 2019-KF57, Class B (2MO LIBOR + 225) (a)(d)	2.369%	01/25/29	5,566,954	5,584,301
FREMF Mortgage Trust, Series 2019-KF67, Class B (1MO LIBOR + 225) (a)(d)	2.369%	08/25/29	6,000,000	5,985,267

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 6.4% (continued)
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(d)	1.818%	10/15/49	$8,903,747	$8,878,057
Multi Family Connecticut Avenue, Series 2019-01, Class M10 (1MO LIBOR + 325) (a)(d)	3.368%	10/15/49	3,000,000	2,980,478
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1MO LIBOR + 550) (a)(d)	5.618%	10/15/49	1,500,000	1,523,971
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(d)	2.059%	03/25/50	5,526,037	5,540,387
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1MO LIBOR + 375) (a)(d)	3.859%	03/25/50	15,000,000	15,474,945
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1MO LIBOR + 750) (a)(d)	7.609%	03/25/50	1,500,000	1,556,778
				80,754,020
Non-Agency MBS 2.0 - 0.4%
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (SOFR + 130) (a)	1.317%	02/26/71	2,920,766	2,920,765
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (SOFR + 180) (a)	1.817%	02/26/71	2,190,575	2,190,574
				5,111,339
Non-Performing Loan - 0.6%
Volt LXXXIX LLC, Series 2020-NPL5, Class A-1A (a)(d)	2.981%	03/25/50	7,678,947	7,708,059

Non-QM - 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	2.226%	08/25/34	6,571	6,729

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.3%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	$6,275,000	$6,270,948
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	9,500,000	9,492,552
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (d)	4.458%	06/27/22	43,275	43,223
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (d)	4.703%	07/25/22	617,253	612,122
Antler Mortgage Trust, Series 2019-RTL1, Class A2 (d)	4.948%	08/25/22	1,900,000	1,877,906
Antler Mortgage Trust, Series 2018-RTL1, Class M (d)	7.385%	05/25/23	2,000,000	1,997,515
LHFC Depositor LLC, Series 2019-RLT1, Class M (d)	6.899%	10/25/23	2,750,000	2,669,560
LHOME Mortgage Trust, Series 2019-RLT1, Class A2 (d)	4.948%	10/25/23	2,757,283	2,769,205
LHOME Mortgage Trust, Series 2021-RTL1, Class M (d)	4.458%	09/25/26	2,750,000	2,750,385
				28,483,416
Retail - 2.9%
BB-UBS Trust, Series 2012-SHOW, Class A (d)	3.430%	11/05/36	5,000,000	5,233,817
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(d)	1.194%	09/15/37	6,696,518	6,495,991
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(d)	3.356%	07/15/30	9,650,000	9,527,956
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1MO LIBOR + 110) (a)(d)	1.206%	07/15/30	592,040	588,063
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.782%	04/17/36	4,575,000	4,474,495
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1MO LIBOR + 115) (a)(d)	1.300%	02/15/40	2,250,000	2,255,559
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1MO LIBOR + 145) (a)(d)	1.600%	02/15/40	2,000,000	2,004,938
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1MO LIBOR + 180) (a)(d)	1.950%	02/15/40	2,550,000	2,557,836

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 2.9% (continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1MO LIBOR + 250) (a)(d)	2.650%	02/15/40	$1,875,000	$1,886,570
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (a)(d)	3.800%	02/15/40	1,850,000	1,864,927
				36,890,152
Single Family Rental - 4.3%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	1,171,000	1,268,953
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	497,313
Colony American Finance Ltd., Series 2020-4, Class B (d)	1.707%	12/15/52	4,750,000	4,708,925
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (a)(d)	1.908%	12/17/36	2,995,604	2,999,662
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(d)	0.958%	12/19/36	895,912	896,892
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(d)	1.058%	03/17/37	6,700,000	6,690,296
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(d)	1.108%	07/17/37	11,631,492	11,653,225
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(d)	2.108%	07/17/37	2,086,019	2,086,017
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	2,500,000	2,436,167
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,862,163
Star, Series 2021-SFR1, Class E (1MO LIBOR + 170) (a)(d)	1.815%	04/17/38	18,300,000	18,262,846
				53,362,459
Small Business - 5.2%
Credibly Asset Securitization LLC, Series 2018-1, Class A (d)	4.800%	11/15/23	14,750,000	14,777,100
Kabbage Funding LLC, Series 2019-1, Class D (d)	5.688%	03/15/24	2,578,148	2,578,344
Newtek Small Business Loan Trust, Series 2018-1, Class A (1MO LIBOR + 170) (a)(d)	2.700%	02/25/44	1,277,501	1,246,335

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 5.2% (continued)
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(d)	4.000%	02/25/44	$2,810,503	$2,577,978
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(d)	2.350%	12/25/44	3,019,959	2,974,409
SFS Asset Securitization LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	7,400,000	7,404,031
SFS Asset Securitization LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	2,000,000	1,997,967
SFS Asset Securitization LLC, Series 2019-1, Class C (d)	6.390%	06/10/25	746,000	720,356
Small Business Lending Trust, Series 2019-A, Class A (d)	2.850%	07/15/26	669,628	668,654
Small Business Lending Trust, Series 2019-A, Class B (d)	3.420%	07/15/26	1,902,000	1,889,617
Small Business Lending Trust, Series 2019-A, Class C (d)	4.310%	07/15/26	8,455,000	8,352,307
Small Business Lending Trust, Series 2019-A, Class D (d)	6.300%	07/15/26	5,000,000	4,743,458
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	2,372,803	2,381,764
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	2,000,000	2,011,094
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	10,800,000	10,602,525
				64,925,939
Specialty - 0.3%
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (a)	2.620%	08/01/21	4,000,000	3,993,409

Student Loan - 1.1%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	1,568,326	1,663,744
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	900,000	943,660

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.1% (continued)
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	$4,000,000	$4,115,694
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	2,500,000	2,471,288
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,243,986
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	121,605	127,236
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (d)	2.680%	07/25/35	1,345,211	1,346,592
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (a)(d)	1.959%	10/27/36	438,748	439,068
Earnest Student Loan Program LLC, Series 2016-D, Class R (d)(e)	0.000%	01/25/41	5,000	70,000
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,866,455
				14,287,723
Unsecured Consumer - 17.5%
Avant Loans Funding Trust, Series 2020-REV1, Class A (d)	2.170%	05/15/29	4,800,000	4,833,560
Consumer Lending Receivables Trust, Series 2019-A, Class CTF (PO) (d)(e)	0.000%	04/15/26	150,000	1,842,615
Consumer Lending Receivables Trust, Series 2019-A, Class A (d)	3.520%	04/15/26	59,480	59,538
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	10,000,000	10,269,133
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C (d)	4.410%	10/15/26	5,573,000	5,637,966
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,159,918
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class C (d)	4.610%	03/15/28	1,225,000	1,260,604
Freedom Financial, Series 2019-1, Class B (d)	3.870%	06/18/26	1,918,431	1,937,993
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,500,000	5,668,041
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	4,000,000	4,070,283

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 17.5% (continued)
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	$3,250,000	$3,322,304
Freedom Financial, Series 2020-2CP, Class A (d)	4.520%	06/18/27	1,272,844	1,283,649
Freedom Financial, Series 2020-2CP, Class B (d)	5.500%	06/18/27	2,855,000	2,991,315
Freedom Financial, Series 2020-3FP, Class A (d)	2.400%	09/20/27	1,353,063	1,358,296
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	4,000,000	4,100,123
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	2,500,000	2,644,564
Freedom Financial, Series 2021-1CP, Class B (d)	1.410%	03/20/28	3,250,000	3,253,101
Freedom Financial, Series 2021-1CP, Class C (d)	2.830%	03/20/28	750,000	748,952
Freedom Mortgage Trust, Series 2020-2CP, Class C (d)	6.000%	06/18/27	2,400,000	2,545,390
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (d)	3.613%	08/15/25	187,462	187,577
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (d)	4.504%	08/15/25	2,000,000	2,015,048
LendingPoint Asset Securitization Trust, Series 2019-2, Class B (d)	3.725%	11/10/25	1,345,354	1,350,302
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (d)	4.660%	11/10/25	4,141,000	4,200,460
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (d)	3.107%	02/10/26	3,725,000	3,740,232
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	1,026,176
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	4,693,166	4,727,205
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	4,500,000	4,644,491
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	2,200,000	2,320,962
LL ABS Trust, Series 2019-1, Class A (d)	2.870%	03/15/27	965,558	968,214
LL ABS Trust, Series 2019-1, Class B (d)	3.520%	03/15/27	5,550,000	5,641,133
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	4,500,000	4,594,314
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,000,000	8,159,645

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 17.5% (continued)
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	$2,120,000	$2,151,996
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,390,000	1,380,913
Marlette Funding Trust, Series 2019-4, Class B (d)	2.950%	12/17/29	760,000	776,196
Oportun Funding X LLC, Series 2018-C, Class B (d)	4.590%	10/08/24	3,000,000	3,027,101
Oportun Funding X LLC, Series 2018-C, Class D (d)	6.790%	10/08/24	4,472,000	4,512,668
Oportun Funding XII LLC, Series 2018-D, Class B (d)	4.830%	12/09/24	2,900,000	2,931,898
Oportun Funding XII LLC, Series 2018-D, Class D (d)	7.170%	12/09/24	6,000,000	6,067,089
Oportun Funding XIV LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	2,850,000	2,848,963
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (d)	4.030%	04/15/25	462,669	464,136
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)(e)	0.000%	07/15/25	81,061,702	650,034
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (d)	3.590%	07/15/25	7,600,000	7,643,242
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (d)	3.200%	02/17/26	4,500,000	4,535,945
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (d)	4.950%	02/17/26	7,886,000	7,978,680
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	2,039,984
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	2,019,746
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,543,334
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	887,513

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 17.5% (continued)
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	$1,550,000	$1,530,065
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	2,111,958	2,134,702
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	1,334,167	1,350,955
Upstart Pass Through Trust, Series 20-ST6, Class A (d)	3.000%	01/20/27	7,321,802	7,423,716
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	2,794,890	2,875,415
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	2,700,350	2,751,775
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	3,307,890	3,375,263
Upstart Securitization Trust, Series 2019-1, Class B (d)	4.190%	04/20/26	118,952	119,129
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	2,885,217	2,911,185
Upstart Securitization Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	9,000,000	9,086,459
Upstart Securitization Trust, Series 2019-2, Class A (d)	2.897%	09/20/29	998,721	1,003,470
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	12,325,000	12,573,121
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	5,587,000	5,697,294
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	4,500,000	4,615,537
Upstart Securitization Trust, Series 2021-1, Class B (d)	1.890%	03/20/31	1,850,000	1,848,424

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 81.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 17.5% (continued)
Upstart Securitization Trust, Series 2021-1, Class C (d)	4.060%	03/20/31	$1,000,000	$997,325
				219,316,377

Total Securitized (Cost $1,001,972,689)				$1,014,539,105

Registered Investment Companies - 16.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.07% (f)	209,217,920	$209,280,686
State Street Navigator Securities Lending Portfolio I, 0.10% (f)(g)	515,075	515,075
Total Registered Investment Companies (Cost $209,678,282)		$209,795,761

Total Investment Securities - 99.1% (Cost $1,228,703,844)		$1,242,052,663

Other Assets in Excess of Liabilities - 0.9%		10,763,871

Net Assets - 100.0%		$1,252,816,534

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $502,889.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2021 was $990,610,882, representing 79.1% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2021 was $28,813,920, representing 2.3% of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2021.
(g)	The security was purchased with cash collateral from securities on loan.

A/S -	Aktieselskab
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
PO -	Principal Only
SOFR -	Secured Overnight Financing Rate

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Corporate Credit - 17.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4%
Bank of America Corp.	2.881%	04/24/23	$100,000	$102,392
Bank of America Corp.	3.458%	03/15/25	425,000	456,352
Bank of America Corp.	3.875%	08/01/25	300,000	331,222
Bank of America Corp.	2.015%	02/13/26	400,000	409,699
Bank of America Corp.	1.319%	06/19/26	150,000	149,542
Bank of America Corp.	1.658%	03/11/27	250,000	250,755
Bank of America Corp. (a)	3.824%	01/20/28	100,000	109,861
Bank of America Corp.	2.592%	04/29/31	250,000	249,478
Bank of New York Mellon Corp. (The), Series MTN	1.850%	01/27/23	200,000	205,768
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	106,164
Bank of Nova Scotia	1.950%	02/01/23	130,000	133,640
Canadian Imperial Bank of Commerce	2.606%	07/22/23	100,000	102,674
Capital One Financial Corp.	2.600%	05/15/23	200,000	207,999
Capital One Financial Corp.	3.750%	07/28/26	100,000	108,647
Citigroup, Inc	1.678%	05/15/24	500,000	509,943
Citigroup, Inc.	3.352%	04/24/25	200,000	213,742
Citigroup, Inc.	3.300%	04/27/25	100,000	107,722
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.487%	07/01/26	100,000	102,388
Citigroup, Inc.	3.887%	01/10/28	500,000	549,592
Citigroup, Inc.	4.125%	07/25/28	150,000	165,994
Citigroup, Inc.	2.976%	11/05/30	180,000	186,154
Citigroup, Inc. (a)	5.316%	03/26/41	100,000	128,748
Citizens Financial Group	2.850%	07/27/26	225,000	238,599
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	264,303
Cooperatieve Rabobank UA (b)	2.625%	07/22/24	250,000	263,705
Discover Bank	2.700%	02/06/30	250,000	251,695
Discover Financial Services	4.100%	02/09/27	100,000	110,981
Fifth Third Bancorp	2.375%	01/28/25	275,000	286,721
First Tennessee Bank	5.750%	05/01/30	250,000	300,663
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.325%	04/26/22	50,000	50,029
Goldman Sachs Group, Inc.	3.500%	01/23/25	205,000	221,226
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	270,853
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	379,348

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4% (continued)
Goldman Sachs Group, Inc.	1.093%	12/09/26	$250,000	$244,973
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	506,081
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	131,866
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.241%	01/15/23	100,000	100,681
JPMorgan Chase & Co.	0.653%	09/16/24	150,000	150,292
JPMorgan Chase & Co.	4.023%	12/05/24	550,000	596,707
JPMorgan Chase & Co.	1.045%	11/19/26	500,000	488,353
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	110,218
JPMorgan Chase & Co.	3.509%	01/23/29	100,000	108,132
JPMorgan Chase & Co.	2.739%	10/15/30	100,000	101,632
JPMorgan Chase & Co.	2.522%	04/22/31	750,000	748,421
KeyBank NA	0.423%	01/03/24	500,000	499,567
KeyCorp (c)	2.550%	10/01/29	385,000	389,777
Morgan Stanley	0.529%	01/25/24	500,000	499,089
Morgan Stanley	3.737%	04/24/24	100,000	106,312
Morgan Stanley	3.700%	10/23/24	100,000	109,476
Morgan Stanley	3.875%	01/27/26	500,000	555,969
Morgan Stanley	3.125%	07/27/26	100,000	107,628
Morgan Stanley	3.625%	01/20/27	100,000	109,725
Morgan Stanley	2.699%	01/22/31	175,000	178,067
Morgan Stanley	1.794%	02/13/32	500,000	466,679
PNC Bank NA (c)	1.743%	02/24/23	250,000	253,094
PNC Bank NA	2.700%	10/22/29	250,000	255,521
PNC Financial Services	2.600%	07/23/26	250,000	264,095
Regions Financial Corp.	2.250%	05/18/25	275,000	285,354
Royal Bank of Canada	1.950%	01/17/23	250,000	256,807
Royal Bank of Canada	1.150%	06/10/25	365,000	364,812
State Street Corp.	2.354%	11/01/25	175,000	184,069
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.490%	01/27/23	425,000	426,785
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	341,949
Truist Financial Corp.	2.150%	12/06/24	250,000	261,705
Truist Financial Corp.	1.267%	03/02/27	600,000	593,680
US Bancorp	2.400%	07/30/24	350,000	368,852
Wells Fargo & Co.	3.550%	09/29/25	925,000	1,008,250
Wells Fargo & Co.	2.188%	04/30/26	275,000	283,715

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4% (continued)
Wells Fargo & Co.	2.393%	06/02/28	$250,000	$256,223
				19,241,155
Basic Industry - 0.5%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	480,452
FMC Corp.	3.450%	10/01/29	300,000	315,817
Nucor Corp.	2.000%	06/01/25	250,000	256,475
PPG Industries, Inc.	2.400%	08/15/24	110,000	115,327
PPG Industries, Inc.	2.550%	06/15/30	300,000	303,319
Sherwin-Williams Co.	2.300%	05/15/30	250,000	246,218
				1,717,608
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	265,987
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	110,013
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	493,526
International Exchange, Inc.	0.700%	06/15/23	275,000	275,910
				1,145,436
Capital Goods - 0.4%
Carrier Global Corp.	2.700%	02/15/31	250,000	249,925
General Electric Capital Corp.	6.750%	03/15/32	300,000	401,810
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	55,357
Lennox International, Inc.	3.000%	11/15/23	100,000	105,465
Republic Services, Inc.	2.500%	08/15/24	200,000	210,399
Waste Management, Inc.	1.150%	03/15/28	300,000	284,195
				1,307,151
Communications - 1.4%
American Tower Corp.	2.250%	01/15/22	50,000	50,698
American Tower Corp.	3.800%	08/15/29	100,000	108,876
American Tower Corp.	2.100%	06/15/30	100,000	95,159
AT&T, Inc.	2.300%	06/01/27	650,000	664,306
AT&T, Inc. (b)	2.550%	12/01/33	114,000	108,231
AT&T, Inc.	4.500%	05/15/35	100,000	112,787
British Telecommunications plc (b)	3.250%	11/08/29	275,000	287,610
Comcast Corp.	3.950%	10/15/25	750,000	837,855
Comcast Corp.	2.650%	02/01/30	100,000	102,368
Comcast Corp.	1.950%	01/15/31	250,000	240,776

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 1.4% (continued)
Comcast Corp.	3.969%	11/01/47	$144,000	$160,801
Deutsche Telekom International Finance (b)	4.750%	06/21/38	100,000	117,629
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	54,311
Verizon Communications, Inc.	0.750%	03/22/24	750,000	750,984
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.298%	05/15/25	100,000	102,250
Verizon Communications, Inc.	4.125%	03/16/27	100,000	113,293
Verizon Communications, Inc.	3.000%	03/22/27	120,000	128,403
Verizon Communications, Inc.	1.750%	01/20/31	500,000	465,617
Verizon Communications, Inc. (b)	2.987%	10/30/56	143,000	126,232
Walt Disney Co. (The)	1.750%	08/30/24	175,000	180,721
Walt Disney Co. (The)	3.800%	03/22/30	100,000	111,461
				4,920,368
Consumer Cyclical - 1.0%
BMW US Capital, LLC (b)(c)	3.900%	04/09/25	300,000	330,772
CVS Health Corp.	3.750%	04/01/30	500,000	545,432
CVS Health Corp.	5.050%	03/25/48	250,000	306,910
Daimler Finance LLC (b)	1.750%	03/10/23	275,000	281,116
Ford Motor Co.	4.346%	12/08/26	100,000	105,375
Ford Motor Co.	7.450%	07/16/31	75,000	94,562
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,152
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	109,098
Home Depot, Inc. (The) (c)	0.900%	03/15/28	500,000	477,184
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	103,135
Toyota Motor Credit Corp. (c)	0.800%	01/09/26	300,000	294,625
Volkswagen AG (b)	2.500%	09/24/21	200,000	202,183
Volkswagen Group America (b)(c)	0.750%	11/23/22	500,000	501,426
Walgreens Boots Alliance, Inc. (c)	3.200%	04/15/30	250,000	259,614
				3,646,584
Consumer Non-Cyclical - 0.9%
Abbott Laboratories	4.750%	11/30/36	100,000	123,743
AbbVie, Inc.	2.950%	11/21/26	335,000	356,668
AbbVie, Inc.	4.550%	03/15/35	100,000	116,128
Amgen, Inc.	2.650%	05/11/22	140,000	143,261
Amgen, Inc.	1.900%	02/21/25	310,000	320,161

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.9% (continued)
Anheuser-Busch Cos., LLC	4.700%	02/01/36	$100,000	$117,147
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	116,855
Anheuser-Busch InBev SA/NV (c)	3.500%	06/01/30	600,000	649,774
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	113,776
Kroger Co. (The) (c)	2.650%	10/15/26	100,000	105,478
Kroger Co. (The)	2.200%	05/01/30	125,000	122,407
Kroger Co. (The) (c)	1.700%	01/15/31	300,000	280,168
Zoetics, Inc., Series 4006	2.000%	05/15/30	525,000	505,871
				3,071,437
Electric - 1.6%
Ameren Corp.	2.500%	09/15/24	130,000	136,673
American Electric Power, Inc. (c)	1.000%	11/01/25	500,000	489,955
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	500,000	464,826
CMS Energy Corp.	2.950%	02/15/27	100,000	105,668
Dominion Energy Inc	1.450%	04/15/26	750,000	746,998
DTE Energy Co., Series C (a)	2.529%	10/01/24	150,000	157,181
DTE Energy Co., Series E	2.850%	10/01/26	100,000	105,651
DTE Energy Co., Series H	2.950%	03/01/30	125,000	127,152
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	331,806
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	237,403
MidAmerican Energy Co.	3.650%	04/15/29	350,000	388,245
Northern States Power Co. of Wisconsin (c)	2.250%	04/01/31	500,000	499,382
Northern States Power Co. of Wisconsin	2.900%	03/01/50	125,000	119,405
Oncor Electric Delivery Co. LLC	3.750%	04/01/45	490,000	526,330
PECO Energy Co.	3.000%	09/15/49	200,000	191,453
PPL Electric Utilities	3.000%	10/01/49	160,000	151,885
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	104,599
Southwestern Electric Power	2.750%	10/01/26	100,000	105,188
WEC Energy Group Inc.	0.800%	03/15/24	700,000	699,809
				5,689,609
Energy - 0.9%
BP Capital Markets plc	3.194%	04/06/25	175,000	188,309
Chevron Corp. (c)	1.995%	05/11/27	500,000	511,195
Cimarex Energy Co.	3.900%	05/15/27	100,000	108,863
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	210,786

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.9% (continued)
Energy Transfer Operating LP	4.500%	04/15/24	$75,000	$81,792
Exxon Mobil Corp.	2.992%	03/19/25	240,000	257,180
Phillips 66 Partners LP	3.700%	04/06/23	250,000	264,890
Phillips 66 Partners LP	2.450%	12/15/24	100,000	104,022
Phillips 66 Partners LP	3.550%	10/01/26	100,000	106,890
Royal Dutch Shell plc	2.375%	11/07/29	320,000	322,928
Shell International Finance BV	6.375%	12/15/38	73,000	104,607
Suncor Energy, Inc.	2.800%	05/15/23	300,000	313,375
Total Capital International SA	2.829%	01/10/30	120,000	124,806
Valero Energy Corp.	2.700%	04/15/23	250,000	259,526
Valero Energy Corp.	3.400%	09/15/26	100,000	106,930
				3,066,099
Insurance - 2.3%
Allstate Corp. (The)	0.750%	12/15/25	1,000,000	982,661
Athene Global Funding (b)	2.500%	01/14/25	225,000	233,073
Berkshire Hathaway Financial (c)	1.850%	03/12/30	250,000	243,910
Equitable Financial Life (b)	1.800%	03/08/28	609,000	595,485
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(b)	0.657%	06/11/21	50,000	50,039
Jackson National Life Global Funding (b)	2.100%	10/25/21	50,000	50,481
Lincoln National Corp.	3.625%	12/12/26	100,000	109,954
Massmutual Global Funding (b)	2.150%	03/09/31	500,000	493,483
Met Life Global Financials (b)	1.550%	01/07/31	500,000	463,833
Met Life Global Funding I (b)	1.950%	01/13/23	200,000	205,410
Met Life Global Funding I (b)(c)	0.900%	06/08/23	250,000	252,203
New York Life Global Funding (b)	2.900%	01/17/24	100,000	106,262
New York Life Global Funding (b)	2.350%	07/14/26	50,000	52,116
New York Life Global Funding (b)	1.200%	08/07/30	1,250,000	1,132,344
Pacific Life Global Fund II (b)	1.450%	01/20/28	500,000	483,844
Pricoa Global Funding (b)	3.450%	09/01/23	160,000	171,229
Principal Life Global Fund II (b)	0.875%	01/12/26	500,000	485,589
Principal Life Global Funding II (b)	2.375%	11/21/21	100,000	101,365
Principal Life Global Funding II (b)	1.250%	06/23/25	525,000	523,977
Progressive Corp.	3.200%	03/26/30	240,000	257,603

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.3% (continued)
Protective Life Global Funding (b)	1.737%	09/21/30	$1,100,000	$1,028,893
				8,023,754
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	315,046

Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	308,532

REITS - 0.9%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	111,148
American Campus Communities, Inc.	3.625%	11/15/27	100,000	109,245
American Homes 4 Rent	4.250%	02/15/28	100,000	109,638
Boston Properties LP	2.750%	10/01/26	50,000	52,690
CubeSmart LP	3.125%	09/01/26	50,000	53,160
CubeSmart LP	3.000%	02/15/30	280,000	284,374
CubeSmart LP	2.000%	02/15/31	200,000	187,182
ERP Operating LP	2.850%	11/01/26	100,000	106,518
ERP Operating LP	2.500%	02/15/30	150,000	150,524
Life Storage LP	3.875%	12/15/27	100,000	110,720
Realty Income Corp.	3.875%	04/15/25	100,000	109,891
Realty Income Corp. (c)	0.750%	03/15/26	625,000	602,260
Realty Income Corp.	3.000%	01/15/27	100,000	106,166
Simon Property Group LP	2.000%	09/13/24	320,000	331,189
Spirit Realty LP	4.450%	09/15/26	100,000	110,929
Spirit Realty LP	2.100%	03/15/28	250,000	243,066
Spirit Realty LP	4.000%	07/15/29	60,000	64,990
Spirit Realty LP	3.200%	02/15/31	250,000	250,251
				3,093,941
Technology - 0.5%
Apple, Inc. (c)	0.700%	02/08/26	500,000	490,402
Apple, Inc.	3.000%	06/20/27	100,000	108,499
Apple, Inc.	2.200%	09/11/29	250,000	253,317
Apple, Inc.	1.650%	05/11/30	300,000	286,946
Dell International LLC (b)	5.300%	10/01/29	100,000	116,976
Fidelity National Information Services	1.650%	03/01/28	300,000	293,382

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Credit - 17.0% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology - 0.5% (continued)
Oracle Corp.	2.800%	04/01/27	$300,000	$315,943
				1,865,465
Transportation - 0.7%
Alaska Airlines, Series 2020-1B, Class A (b)	4.800%	08/15/27	144,088	157,752
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	364,275	362,775
CSX Corp.	4.250%	11/01/66	100,000	113,617
FedEx Corp.	1.875%	02/20/34	510,963	494,831
Kirby Corp.	4.200%	03/01/28	100,000	108,911
Southwest Airlines Co.	3.000%	11/15/26	100,000	105,424
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	32,384	33,319
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	161,013	162,700
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	24,153	24,787
United Airlines Pass-Through Trust, Series 2020-1, Class B	4.875%	07/15/27	500,000	518,750
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	292,748	324,567
				2,407,433

Total Corporate Credit (Cost $59,132,271)				$59,819,618

Government Related - 0.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.1%
Tunisian Republic	1.416%	08/05/21	500,000	492,200

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Government Related - 0.3% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.2%
Tennessee Valley Authority	4.625%	09/15/60	$525,000	$709,729

Total Government Related (Cost $1,272,972)				$1,201,929

Securitized - 64.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.5%
BXG Receivables, Series 2018-A, Class C (b)	4.440%	02/02/34	$369,585	$381,704
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (b)	1.830%	03/20/41	1,000,000	982,964
Diamond Resorts Owner Trust, Series 2019-1, Class B (b)	3.530%	02/20/32	164,589	168,744
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (b)	4.230%	09/25/24	400,000	398,972
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(b)	4.450%	01/25/26	1,000,000	992,369
Gold Key Resorts LLC, Series 2014-A, Class A (b)	3.220%	03/17/31	17,121	17,327
GoodGreen Trust, Series 2017-1A, Class A (b)	3.740%	10/15/52	75,349	78,068
GoodGreen Trust, Series 2020-1A, Class A (b)	2.630%	04/15/55	425,698	437,410
Helios Issuer LLC, Series 2019-AA, Class A (b)	3.750%	06/20/46	117,526	125,957
Helios Issuer LLC, Series 2020-4, Class A (b)	2.980%	06/20/47	268,377	277,270
Helios Issuer LLC, Series 2021-A, Class A (b)	1.800%	02/20/48	618,644	611,274
Hero Funding Trust, Series 2016-2A, Class A (b)	3.750%	09/20/41	159,236	164,358
Hero Funding Trust, Series 2016-3A, Class A1 (b)	3.080%	09/20/42	207,522	213,131
Hero Funding Trust, Series 2016-3B, Class B (b)	5.240%	09/20/42	10,900	11,005
Hero Funding Trust, Series 2016-4A, Class A1 (b)	3.570%	09/20/47	227,189	236,592
Hero Funding Trust, Series 2016-4B, Class B (b)	4.990%	09/20/47	123,659	126,318
Hero Funding Trust, Series 2017-3A, Class A1 (b)	3.190%	09/20/48	199,044	208,051
Hero Funding Trust, Series 2018-1A, Class A2 (b)	4.670%	09/20/48	78,844	86,487

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.5% (continued)
Hilton Grand Vacations Trust, Series 2020-A, Class B (b)	4.220%	02/25/39	$371,594	$396,436
Holiday Inn Timeshare Trust, Series 2020-A, Class C (b)	3.420%	10/09/39	617,231	640,248
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (b)	3.450%	12/20/47	600,000	615,278
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (b)	2.290%	01/20/48	707,221	707,248
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (b)	2.840%	01/20/48	1,000,000	978,581
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (b)	2.220%	03/20/48	1,000,000	999,736
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (b)	3.690%	07/20/43	178,449	188,229
Mosaic Solar Loans LLC, Series 2018-1, Class A (b)	4.010%	06/22/43	108,034	116,475
Mosaic Solar Loans LLC, Series 2017-2, Class B (b)	4.770%	06/22/43	64,486	69,834
Mosaic Solar Loans LLC, Series 2020-1, Class A (b)	2.100%	04/20/46	290,405	293,184
Ocwen Master Advance Receivables, Series 2020-T1, Class A-T1 (b)	1.300%	08/15/52	670,000	671,650
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(b)	2.768%	08/25/23	1,000,000	995,028
Renew Financial LLC, Series 2017-1, Class A (b)	3.670%	09/20/52	88,885	94,368
Renew Financial LLC, Series 2017-1, Class B (b)	5.750%	09/20/52	36,508	37,456
Renew Financial LLC, Series 2017-2, Class A (b)	3.220%	09/22/53	50,168	51,028
SPS Servicer Advance Receivables, Series 2020-T1, Class DT1 (b)	2.370%	11/15/52	199,000	199,765
SPS Servicer Advance Receivables, Series 2020-T2, Class D (b)	3.160%	11/15/55	494,000	482,076
Sunnova Solar Issuer LLC, Series 2020-2A, Class A (b)	2.730%	11/01/55	1,093,755	1,091,838

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.5% (continued)
TES LLC, Series 2017-1, Class A (b)	4.330%	10/20/47	$286,854	$298,168
Westgate Resorts, Series 2018-1, Class B (b)	3.580%	12/20/31	86,363	86,131
Westgate Resorts, Series 2018-1, Class C (b)	4.100%	12/20/31	86,363	85,754
Westgate Resorts, Series 2020-1, Class B (b)	3.963%	03/20/34	164,325	169,649
Westgate Resorts, Series 2020-1A, Class C (b)	6.213%	03/20/34	821,624	866,269
				15,652,430
Agency CMBS - 1.0%
FNMA, Pool #AN3047	2.370%	10/01/26	128,300	135,502
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	544,416	559,602
FNMA, Pool #AN3598	2.550%	12/01/28	275,867	291,886
FNMA, Pool #BL4548	2.430%	10/01/29	194,457	203,761
FNMA, Pool #FN 464107	4.820%	12/01/29	126,729	143,325
FNMA, Pool #FN AM9491	3.550%	08/01/30	173,281	191,938
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	819,769
FNMA, Pool #AN7612	3.280%	12/01/32	250,000	274,763
FNMA, Pool #FN 469130	4.870%	10/01/41	128,920	148,011
FNMA, Pool #FN AM9491	4.940%	12/01/43	763,446	896,692
				3,665,249
Agency MBS CMO - 22.1%
FHLMA, Series 4847, Class CV	3.500%	02/15/30	452,935	491,794
FHLMA, Series 4673, Class PH	3.500%	01/15/45	542,484	569,065
FHLMA, Series 4531, Class PZ	3.500%	11/15/45	1,318,158	1,419,946
FHLMC, Series 306, Class F3 (1MO LIBOR + 30) (a)	0.406%	05/15/28	83,183	81,907
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	120,726	144,944
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	0.506%	01/15/35	336,551	339,137
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	394,184	464,461
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.206%	11/15/37	108,373	108,841
FHLMC, Series 3605, Class PB	4.500%	11/15/39	98,065	108,559
FHLMC, Series 3617, Class PC	4.500%	12/15/39	103,114	114,929
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	0.606%	10/15/40	135,418	136,883
FHLMC, Series 3759, Class ME	4.000%	11/15/40	555,000	575,065

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.1% (continued)
FHLMC, Series 3811, Class TA	5.000%	02/15/41	$262,142	$301,736
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.606%	07/15/41	118,055	119,307
FHLMC, Series 4116, Class UB	2.500%	05/15/42	1,000,000	1,000,216
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	479,188
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	306,480	310,341
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	604,807	589,132
FHLMC, Series 4210, Class Z	3.000%	05/15/43	251,863	255,874
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,524,890	1,691,881
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	270,772
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,039,603
FHLMC, Series 4830, Class DA	4.500%	11/15/44	17,565	17,614
FHLMC, Series 4731, Class EA	3.000%	10/15/45	281,550	297,404
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,471,542
FHLMC, Series 4857, Class H	4.000%	11/15/46	471,592	500,476
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	459,864
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,964,806	2,082,698
FHLMC, Series 4750, Class KZ	3.500%	01/15/48	1,456,372	1,559,152
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	1,119,794	1,224,118
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	728,442
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,073,248
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	218,072
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	784,750	841,670
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	132,632
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	257,873	302,607
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	134,305	131,139
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	78,579	92,986
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	146,209	177,099
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	224,529	277,414
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	176,010	196,548
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	329,203	368,867
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.759%	07/25/36	126,157	126,596
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	105,932	119,544

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.1% (continued)
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.489%	11/25/36	$153,437	$155,213
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	148,981	160,152
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	230,430	261,481
FNMA, Series 2009-103, Class MB (a)	2.916%	12/25/39	52,451	54,850
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	232,889
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	654,840
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	360,250
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	1,060,897	1,110,681
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.509%	02/25/42	153,031	154,473
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	796,299	817,447
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,565,989	1,648,111
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	353,875	361,311
FNMA, Series 2012-84, Class JL	2.000%	08/25/42	163,339	149,301
FNMA, Series 411, Class A3	3.000%	08/25/42	48,018	50,136
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	329,000	324,652
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	170,777	122,707
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	378,595
FNMA, Series 2013-6, Class QA	2.500%	02/25/43	505,077	468,663
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	369,369
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	962,213
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	106,166	107,677
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	296,296
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	343,460
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,639,644	5,006,900
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	870,633	906,981
FNMA, Series 4473, Class Z	3.000%	05/15/45	381,116	385,126
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,204,077
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	912,210
FNMA, Series 2017-04, Class ZC	3.500%	02/25/47	2,891,894	3,035,268
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,982,050	2,079,888
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	2,253,662	2,367,909

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.1% (continued)
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	$1,117,028	$1,172,610
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	847,826	886,981
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	531,449	583,895
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	508,779	532,472
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	537,763	597,092
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	344,777
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	545,764	541,670
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	149,604
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	2,170,710
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	403,974	429,009
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	489,978	515,615
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	389,686	461,059
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	276,815	312,416
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	467,583
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	231,426	264,826
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	143,192	159,560
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	107,244	117,296
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	0.626%	01/16/40	144,262	145,648
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	811,015	804,919
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	482,578	549,451
GNMA, Series 2013-22, Class GA	2.500%	10/20/41	33,362	34,191
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	318,000	309,619
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	324,258
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	266,611	272,821
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	43,157	44,295
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	93,745
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	562,499
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	56,201	54,329
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,887	1,115,088
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	71,457	74,451
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,348,000	1,403,406

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.1% (continued)
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	$92,869	$88,892
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	1,000,000	1,040,454
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	400,176	429,133
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	253,577
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	379,337	370,087
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	727,434
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	280,705	299,937
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	318,599	362,914
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	523,941
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	531,094
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	574,729
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	554,587
GNMA, Series 2019-162, Class GB	3.000%	12/20/49	450,000	460,941
GNMA, Series 2020-011, Class KB	2.500%	01/20/50	788,000	753,514
GNMA, Series 2020-015, Class HL	2.500%	02/20/50	1,385,112	1,371,241
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	792,677	816,956
GNMA, Series 2020-078, Class B	2.500%	06/20/50	350,000	349,881
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,970,416
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.210%	06/20/63	311,674	324,531
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	0.619%	07/20/64	88,405	88,979
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	0.644%	07/20/64	356,969	359,023
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	257,645	257,971
GNMA, Series 2017-H16, Class DB (a)	4.726%	08/20/67	265,462	274,723
				77,737,289
Agency MBS CMO Derivatives - 3.4%
FHLMC, Series 3919, Class QS (IO) (-1*1MO LIBOR + 670) (a)	6.594%	08/15/30	2,163,882	306,801
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	970,352	38,489
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	1,432,856	72,340

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.4% (continued)
FHLMC, Series 4169, Class SA (-1.2*1MO LIBOR + 546) (a)	5.313%	02/15/33	$906,830	$938,314
FHLMC, Series 226	0.000%	02/01/34	166,028	153,460
FHLMC, Series 3107, Class DC (IO) (-1*1MO LIBOR + 670) (a)	6.594%	06/15/35	2,573,809	173,743
FHLMC, Series 3102, Class TA (IO)	7.500%	01/15/36	259,999	290,020
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	111,438	100,411
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.494%	05/15/36	470,952	92,668
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	169,489	155,251
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	62,503	57,826
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	379,157	337,448
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	652,065	71,205
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	2,257,859	284,631
FHLMC, Series 4074, Class SJ (IO) (-1*1MO LIBOR + 662) (a)	6.514%	07/15/42	1,200,768	285,562
FHLMC, Pool #S0-6050 (PO)	0.000%	08/15/42	282,674	247,148
FHLMC, Pool #S0-6829 (PO)	0.000%	09/15/43	442,692	376,100
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	516,199	34,957
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	273,059	22,609
FNMA, Series 2004-91, Class SP (-2.40*1MO LIBOR + 1680) (a)	16.539%	11/25/31	242,373	323,419
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	548,427	514,149
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	2,397,840	255,550
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	101,285	21,032
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,326,145	125,293
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,208,931	123,407
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	843,561	137,928
FNMA, Series 2005-52, Class JH (IO) (-1*1MO LIBOR + 660) (a)	6.491%	05/25/35	453,313	70,220
FNMA, Series 378, Class (IO)	5.000%	06/01/35	882,103	143,365
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	607,312	68,389
FNMA, Series 368, Class (IO)	5.000%	02/01/36	721,191	95,830
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	57,454	54,706
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	982,174	189,701

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.4% (continued)
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	$409,908	$13,496
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.441%	05/25/40	86,639	13,804
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	1,548,575	69,337
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	68,615	2,737
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	381,243	19,808
FNMA, Series 409, Class C1	4.000%	04/01/42	1,611,011	223,050
FNMA, Series 2012-128, Class SH (1MO LIBOR + 400) (a)	3.891%	11/25/42	500,324	439,186
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	2,616,101	184,414
FNMA, Series 2013-30, Class SA (-1*1MO LIBOR + 400)(a)	3.877%	04/25/43	740,391	681,256
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.630%	06/25/43	12,025,982	190,742
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	11.406%	08/25/43	350,236	418,669
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	155,183	132,121
FNMA, Series 2014-42, Class SN (IO) (-1*1MO LIBOR + 605) (a)	5.941%	07/25/44	643,230	119,077
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	2,155,380	153,051
FNMA, Series 2018-11B, Class QI	4.000%	01/25/48	4,773,507	441,088
GNMA, Series 2010-47, Class PX (IO) (-1*1MO LIBOR + 670) (a)	6.589%	06/20/37	850,980	170,921
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	2,026,986	93,261
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	321,597	22,918
GNMA, Series 2013-124, Class ES (-1.333 * 1MO LIBOR + 866.7) (a)	8.519%	04/20/39	38,808	40,376
GNMA, Series 2013-147, Class SD (-1*1MO LIBOR + 665) (a)	6.539%	12/20/39	2,167,219	459,932
GNMA, Series 2011-21, Class SA (IO) (-1*1MO LIBOR + 600) (a)	5.894%	02/16/41	2,602,060	470,073
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	237,070	37,384
GNMA, Series 2013-113, Class QS (IO) (-1*1MO LIBOR + 620) (a)	6.089%	02/20/42	674,273	113,222
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	275,720	10,229
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	1,811,747	169,221

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 3.4% (continued)
GNMA, Series 2016-32, Class MS (IO) (-1*1MO LIBOR + 605) (a)	5.939%	03/20/46	$2,393,123	$448,483
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	277,587
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	3,433,078	412,511
GNMA, Series 2012-H02, Class AI (IO) (a)	1.908%	01/20/62	134,928	6,005
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.468%	05/20/63	1,992,919	22,437
GNMA, Series 2016-H20, Class GI (IO) (a)	0.317%	08/20/66	1,741,975	18,863
GNMA, Series 2017-H11, Class PI (IO) (a)	3.864%	04/20/67	38,283	1,035
GNMA, Series 2017-H22, Class ID (IO) (a)	3.898%	11/20/67	36,802	2,269
GNMA, Series 2018-H08, Class NI (IO) (a)	0.806%	05/20/68	1,200,501	29,356
				12,069,891
Agency MBS Passthrough - 2.6%
FHLMC, Pool #FG G14973	4.000%	12/01/28	170,496	185,863
FHLMC, Pool #FG U59010	4.000%	11/01/34	233,624	252,939
FHLMC, Pool #G61909	4.500%	12/01/37	606,918	674,531
FHLMC, Pool #FG G06085	6.500%	09/01/38	75,084	88,602
FNMA, Pool #FN 252409	6.500%	03/01/29	98,256	109,075
FNMA, Pool #FN AL5850	3.500%	10/01/29	133,349	143,397
FNMA, Pool #FN AS7287	3.500%	06/01/31	684,171	746,652
FNMA, Pool #FN AL3200	3.500%	02/01/33	479,038	515,880
FNMA, Pool #FN AT7120	3.500%	06/01/33	579,031	623,418
FNMA, Pool #FN AL5166	3.000%	11/01/33	397,971	418,315
FNMA, Pool #FN AL6685	4.000%	01/01/35	230,195	249,145
FNMA, Pool #FN MA2198	3.500%	03/01/35	445,161	480,983
FNMA, Pool #FN BM1486	4.000%	03/01/35	1,393,714	1,529,733
FNMA, Pool #FN MA3040	4.500%	06/01/37	917,299	1,013,790
FNMA, Pool #FN AS4073	4.000%	12/01/44	225,919	253,356
FNMA, Pool #FN MA2778	3.500%	10/01/46	219,887	229,095
GNMA, Pool #MA5738M	4.000%	02/20/34	397,211	422,490

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 2.6% (continued)
GNMA, Pool #GN 784279	5.500%	11/15/38	$447,900	$518,967
GNMA, Pool #711522X	4.500%	07/15/40	326,308	389,238
GNMA, Pool #GN 78541	4.500%	06/15/46	182,346	205,428
				9,050,897
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	2.404%	12/25/33	10,847	10,874

Auto Loan - 4.5%
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (b)	4.140%	10/15/24	480,000	489,003
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (b)	2.990%	07/15/24	70,571	71,443
Carvana Auto Receivable Trust, Series 2020-P1, Class C	1.320%	11/09/26	500,000	496,882
Carvana Auto Receivable Trust, Series 2020-P1, Class D	1.820%	09/08/27	400,000	397,900
Chase Credit Linked Notes, Series 2020-2, Class C (b)	1.140%	02/25/28	383,259	384,758
CIG Auto Receivables Trust, Series 2020-1, Class D (b)	2.350%	01/12/26	300,000	304,702
CIG Auto Receivables Trust, Series 2020-1, Class C (b)	1.750%	02/12/26	460,000	466,529
CPS Auto Receivables Trust, Series 2020-C, Class D (b)	2.410%	11/16/26	400,000	412,614
CPS Auto Trust, Series 2017-D, Class D (b)	3.730%	09/15/23	246,599	249,911
CPS Auto Trust, Series 2019-C, Class C (b)	2.840%	06/16/25	250,000	254,466
Credit Acceptance Auto Loan Trust, Series 2019-3, Class C (b)	3.060%	03/15/29	400,000	416,789
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C (b)	2.280%	02/15/30	550,000	561,986
DT Auto Owner Trust, Series 2019-2, Class D (b)	3.480%	02/18/25	195,000	202,103
DT Auto Owner Trust, Series 2019-3, Class D (b)	2.960%	04/15/25	285,000	294,887

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.5% (continued)
DT Auto Owner Trust, Series 2020-2, Class E (b)	4.730%	03/16/26	$300,000	$325,294
Exeter Automobile Receivables Trust, Series 2020-2, Class D (b)	4.730%	04/15/26	375,000	404,636
FHF Trust, Series 2020-1, Class A (b)	2.590%	12/15/23	443,718	447,078
FHF Trust, Series 2021-1, Class A (b)	1.270%	03/15/27	900,000	899,810
Foursight Capital Automobile Receivables, Series 2018-2, Class E (b)	5.500%	10/15/24	750,000	791,240
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (b)	3.140%	04/10/31	1,565,000	1,575,983
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (b)	5.800%	04/10/31	1,000,000	1,015,817
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (b)	4.170%	05/10/32	300,000	301,783
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (b)	5.550%	05/10/32	600,000	606,347
Hertz Fleet Lease Funding LP, Series 2019-1, Class A1 (1MO LIBOR + 47) (a)(b)	0.576%	01/10/33	219,335	219,805
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (b)	4.620%	01/10/33	100,000	102,110
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(b)	1.568%	05/28/24	285,000	285,000
OneMain Direct Auto Receivables, Series 2018-1, Class B (b)	3.710%	04/14/25	300,000	304,656
OneMain Direct Auto Receivables, Series 2019-1, Class D (b)	4.680%	04/14/31	675,000	742,928
OSCAR US Funding Trust, Series 2019-11, Class A-4 (b)	2.680%	09/10/26	145,000	150,997
Santander Consumer Auto Receivables, Series 2020-B, Class D (b)	2.140%	12/15/26	400,000	405,155
Santander Drive Auto Trust, Series 2019-3, Class D	2.680%	10/15/25	545,000	562,070
Skopos Auto Receivables Trust, Series 2019-1, Class A (b)	2.900%	12/15/22	25,983	26,024

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 4.5% (continued)
Skopos Auto Receivables Trust, Series 2019-1, Class B (b)	3.430%	09/15/23	$600,000	$606,042
Tesla Auto Lease Trust, Series 2018-B, Class D (b)	5.290%	11/22/21	250,000	253,596
Tesla Auto Lease Trust, Series 2019-A, Class C (b)	2.680%	01/20/23	700,000	719,108
Tesla Auto Lease Trust, Series 2020-A, Class D (b)	2.330%	02/20/24	250,000	255,757
				16,005,209
CRE/CLO - 5.2%
A10 Securitization, Series 2020-C, Class A (b)(e)	2.033%	08/15/40	233,222	234,532
A10 Securitization, Series 2020-C, Class B (b)(e)	2.617%	08/15/40	300,000	302,003
A10 Securitization, Series 2020-C, Class D (b)(e)	4.129%	08/15/40	250,000	252,482
A10 Securitization, Series 2020-C, Class E (b)(e)	5.465%	08/15/40	250,000	252,787
Acre Mortgage Trust, Series 2021-FL4, Class D (1MO LIBOR + 260) (a)(b)	2.708%	12/15/37	1,000,000	987,500
Acre Mortgage Trust, Series 2021-FL4, Class E (1MO LIBOR + 310) (a)(b)	3.208%	12/15/37	675,000	664,875
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(b)	2.462%	08/15/32	250,000	246,679
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(b)	2.806%	03/16/35	324,000	321,909
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE6, Class A (1MO LIBOR + 105) (a)(b)	1.162%	09/17/36	308,281	308,186
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, Class A (1MO LIBOR + 100) (a)(b)	1.106%	03/17/36	301,947	301,854
BSPRT Issuer Ltd., Series 2018-FL3, Class A (1MO LIBOR + 105) (a)(b)	1.156%	03/15/28	304,228	304,289
BSPRT Issuer Ltd., Series 2018-FL4, Class A (1MO LIBOR + 105) (a)(b)	1.156%	09/17/35	793,619	793,619

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.2% (continued)
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(b)	1.757%	02/18/38	$1,000,000	$990,079
BXMT Ltd., Series 2017-FL1, Class B (1MO LIBOR + 150) (a)(b)	1.608%	06/15/35	275,000	275,000
BXMT Ltd., Series 2017-FL1, Class D (1MO LIBOR + 275) (a)(b)	2.807%	06/15/35	1,000,000	1,000,002
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(b)	1.007%	02/16/37	425,000	423,924
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(b)	2.058%	02/16/37	625,000	617,172
BXMT Ltd., Series 2020-FL2, Class B (1MO LIBOR + 140) (a)(b)	1.508%	02/18/38	1,000,000	997,494
Exantas Capital Corp., Series 2019-RS07, Class A (1MO LIBOR + 100) (a)(b)	1.108%	04/15/22	541,068	540,289
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(b)(e)	5.608%	04/17/37	374,220	376,279
FHLMC, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(b)	3.856%	07/15/35	1,150,000	1,171,404
FHLMC, Series 2020-FL3, Class A-S (1MO LIBOR + 285) (a)(b)	2.956%	07/16/35	800,000	812,902
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(b)	1.208%	06/15/36	994,470	994,470
MF1 Ltd., Series 2020-FL3, Class D (1MO LIBOR + 300) (a)(b)	3.106%	07/16/35	500,000	501,861
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(b)	1.239%	11/27/34	719,069	718,557
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(b)	2.109%	12/25/34	300,000	300,093
Multi Family Housing Mortgage Loan, Series 2020-FL4, Class A (1MO LIBOR +170) (a)(b)	1.806%	11/15/35	600,000	603,996
PFP III, Series 2021-7, Class D (a)(b)	2.500%	04/14/38	750,000	740,625
PFP Ltd., Series 2019-5, Class B (1MO LIBOR + 165) (a)(b)	1.756%	04/16/36	650,000	649,199
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(b)	2.268%	02/25/35	999,973	1,007,735

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.2% (continued)
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(b)	1.258%	10/15/34	$600,000	$599,625
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(b)	1.028%	10/15/35	82,159	82,251
				18,373,672
Credit Cards - 2.0%
Brex, Inc., Series 2021-1, Class A (b)	2.130%	07/17/24	1,000,000	999,926
Continental Credit Card LLC, Series 2017-1, Class B (b)	6.410%	01/15/25	170,941	176,971
Continental Credit Card LLC, Series 2019-1, Class A (b)	3.830%	08/15/26	1,200,000	1,229,411
Continental Credit Card LLC, Series 2019-1, Class B (b)	4.950%	08/15/26	300,000	311,919
Continental Credit Card LLC, Series 2020-A, Class A (b)	2.240%	12/15/28	1,350,000	1,360,284
Continental Credit Card LLC, Series 2020-A, Class B (b)	3.660%	12/15/28	1,200,000	1,212,823
Genesis Private Label Amortization Trust, Series 2020-1, Class C (b)	4.190%	07/20/30	200,000	202,631
Genesis Sales Finance Master Trust, Series 2020-AA, Class B (b)	2.240%	09/22/25	535,000	537,699
Genesis Sales Finance Master Trust, Series 2020-AA, Class C (b)	2.990%	09/22/25	300,000	301,283
Mercury Financial Credit Card, Series 2021-1A, Class B (b)	2.330%	03/20/26	800,000	801,267
				7,134,214
Equipment - 0.7%
Business Jet Securities LLC, Series 2019-1, Class B (b)	5.193%	07/15/34	541,287	543,019
Business Jet Securities LLC, Series 2020-1, Class B (b)	3.967%	11/15/35	314,064	322,587
Business Jet Securities LLC, Series 2021-1A, Class B (b)	2.918%	04/15/36	400,000	399,283
CLI Funding VI LLC, Series 2019-1, Class A (b)	3.710%	05/18/44	91,469	91,778
CLI Funding VI LLC, Series 2020-1, Class B (b)	3.620%	09/18/45	611,000	617,439

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.7% (continued)
Octane Receivables Trust, Series 2019-1, Class A (b)	3.160%	09/20/23	$73,682	$74,502
Octane Receivables Trust, Series 2020-1, Class A (b)	1.710%	02/20/25	295,225	297,859
				2,346,467
HECM - 0.4%
Finance of America HECM, Series 2020-HB2, Class A (b)	1.710%	07/25/30	292,906	294,745
Finance of America HECM, Series 2021-HB1, Class M3 (b)	3.640%	02/25/31	700,000	695,209
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (b)	3.091%	06/25/30	250,000	251,010
				1,240,964
Hospitality - 2.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(b)	1.356%	07/16/35	280,000	279,826
BX Commercial Mortgage Trust, Series 2020-VIV4, Class A (b)	2.843%	03/09/44	650,000	659,453
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (b)	3.540%	03/09/44	1,300,000	1,363,844
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(b)	2.076%	05/15/37	150,000	149,621
BX Trust, Series 2019-OC11, Class D (a)(b)	4.075%	12/09/41	225,000	233,700
BX Trust, Series 2019-OC11, Class A (b)	3.202%	12/11/41	1,177,000	1,229,849
BX Trust, Series 2019-OC11, Class C (b)	3.856%	12/11/41	270,000	284,693
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1MO LIBOR + 140) (a)(b)	1.506%	11/17/36	100,000	100,061
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(b)	2.356%	11/15/36	100,000	100,061
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(b)	1.036%	11/17/36	800,000	800,240
Fontainebleau Miami Beach, Series 2019-FBLU, Class C (b)	3.750%	12/12/36	750,000	773,516

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 2.3% (continued)
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(b)	1.026%	07/16/35	$763,035	$762,791
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(b)	1.356%	07/16/35	953,793	952,283
Motel 6 Trust, Series 2017-MTL6, Class D (1MO LIBOR + 215) (a)(b)	2.256%	08/15/34	296,751	296,933
				7,986,871
Industrial - 0.8%
BX Commercial Mortgage Trust, Series 2020-FOX, Class D (1MO LIBOR + 210) (a)(b)	2.206%	11/15/32	1,200,000	1,203,009
Cold Storage Trust, Series 2020-ICE5, Class E (1MO LIBOR + 276.56) (a)(b)	2.872%	11/16/37	491,495	492,284
Credit Suisse First Boston, Series 2020-UNFI, Class A (1MO LIBOR + 276.56) (a)(b)	3.781%	12/06/22	1,000,000	1,001,543
				2,696,836
Laboratory - 0.6%
Commercial Mortgage Trust, Series 2020-CX, Class A (b)	2.173%	11/10/46	2,000,000	1,948,952

Manufactured Housing - 0.0% (d)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (b)	5.985%	11/25/44	100,000	103,179

Mixed-Use - 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(b)	3.100%	05/17/35	300,000	299,698

Multifamily - 1.6%
FHLMC, Series 2021-MN1, Class M-1 (a)(b)	2.017%	01/25/51	1,136,616	1,139,434
Freedom Mortgage Trust, Series 2017-KF39, Class B (1MO LIBOR + 250) (a)(b)	2.618%	11/25/24	469,004	468,521
Freedom Mortgage Trust, Series 2018-KF53, Class B (1MO LIBOR + 205) (a)(b)	2.168%	10/27/25	536,033	531,973

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.6% (continued)
FREMF Mortgage Trust, Series 2018-KF44, Class B (1MO LIBOR +215) (a)(b)	2.270%	02/25/25	$463,704	$462,771
FREMF Mortgage Trust, Series 2018-KF43, Class B (1MO LIBOR +215) (a)(b)	2.269%	01/25/28	358,138	357,053
FREMF Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(b)	2.018%	07/25/28	690,853	680,371
FREMF Mortgage Trust, Series 2019-KF67, Class B (1MO LIBOR + 225) (a)(b)	2.369%	08/25/29	579,500	578,077
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(b)	1.818%	10/15/49	567,396	565,759
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(b)	2.059%	03/25/50	819,279	821,407
				5,605,366
Non-Agency MBS 2.0 - 0.5%
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (SOFR + 130) (a)	1.317%	02/26/71	973,589	973,588
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (SOFR + 180) (a)	1.817%	02/26/71	730,192	730,191
				1,703,779
Non-Performing Loan - 0.2%
Volt LXXXIX LLC, Series 2020-NPL5, Class A-1A (a)(b)	2.981%	03/25/50	668,199	670,733

Non-QM - 0.0% (d)
Arroyo Mortgage Trust, Series 2018-1, Class A1 (b)	3.763%	04/25/48	62,456	62,725

Residential Transition Loan - 0.6%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (b)	3.280%	03/25/25	800,000	799,483
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (b)	5.610%	03/25/25	500,000	499,608

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 0.6% (continued)
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (b)	4.458%	06/27/22	$1,202	$1,201
LHOME Mortgage Trust, Series 2019-RLT1, Class A2 (b)	4.948%	10/25/23	60,680	60,942
LHOME Mortgage Trust, Series 2021-RTL1, Class M (b)	4.458%	09/25/26	750,000	750,105
				2,111,339
Retail - 1.1%
Aventura Mall Trust, Series 2018-AVM, Class C (b)	4.249%	07/09/40	650,000	667,397
BB-UBS Trust, Series 2012-SHOW, Class A (b)	3.430%	11/05/36	335,000	350,666
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(b)	1.194%	09/15/37	589,802	572,140
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(b)	3.356%	07/15/30	150,000	148,103
Citigroup Commercial Mortgage, Series 2017-MDRB, Class A (1MO LIBOR + 110) (a)(b)	1.206%	07/15/30	197,347	196,021
Credit Suisse First Boston, Series 2018-SITE, Class A (b)	4.284%	04/17/36	127,000	126,704
Credit Suisse First Boston, Series 2018-SITE, Class D (a)(b)	4.782%	04/17/36	435,000	421,193
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1MO LIBOR + 115) (a)(b)	1.300%	02/15/40	500,000	501,235
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1MO LIBOR + 180) (a)(b)	1.950%	02/15/40	425,000	426,306
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1MO LIBOR + 250) (a)(b)	2.650%	02/15/40	500,000	503,085
				3,912,850
Single Family Rental - 3.0%
American Homes 4 Rent, Series 2014-SFR2, Class E (b)	6.231%	10/17/36	300,000	327,073
American Homes 4 Rent, Series 2014-SFR2, Class D (b)	3.678%	12/17/36	332,357	356,784
American Homes 4 Rent, Series 2014-SFR3, Class E (b)	6.418%	12/18/36	300,000	329,732

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 3.0% (continued)
American Homes 4 Rent, Series 2015-SFR1, Class A (b)	3.467%	04/17/52	$114,988	$123,053
Colony American Finance Ltd., Series 2016-2, Class B (b)	3.141%	11/15/48	150,000	150,723
Colony American Finance Ltd., Series 2020-1, Class A2 (b)	2.296%	03/15/50	250,000	248,513
Colony American Finance Ltd., Series 2020-4, Class B (b)	1.707%	12/15/52	800,000	793,082
Colony American Finance Ltd., Series 2020-4, Class D (b)	2.712%	12/15/52	800,000	755,877
Colony American Finance Ltd., Series 2020-4, Class E (b)	3.379%	12/15/52	750,000	749,717
Home Partners of America Trust, Series 2019-1, Class B (b)	3.157%	09/17/27	565,680	568,282
Home Partners of America Trust, Series 2019-2, Class B (b)	2.922%	10/19/39	634,838	628,498
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(b)	0.958%	12/19/36	806,321	807,203
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(b)	1.058%	03/17/37	750,000	748,914
Invitation Homes Trust, Series 2018-SFR1, Class A (1MO LIBOR+ 70) (a)(b)	0.808%	03/19/37	303,003	303,474
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(b)	1.108%	07/17/37	1,069,033	1,071,031
Progress Residential Trust, Series 2021-SFR1, Class B (b)	1.303%	04/17/38	850,000	828,297
Progress Residential Trust, Series 2021-SFR1, Class E (b)	2.106%	04/17/38	700,000	686,060
Star, Series 2021-SFR1, Class E (1MO LIBOR + 170) (a)(b)	1.815%	04/17/38	1,200,000	1,197,564
				10,673,877
Small Business - 1.2%
Credibly Asset Securitization LLC, Series 2018-1, Class A (b)	4.800%	11/15/23	750,000	751,378

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.2% (continued)
Newtek Small Business Loan Trust, Series 2018-1, Class A (1MO LIBOR + 170) (a)(b)	2.700%	02/25/44	$728,176	$710,411
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(b)	4.000%	02/25/44	191,625	175,771
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(b)	2.350%	12/25/44	712,423	701,677
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(b)	3.500%	12/25/44	302,780	293,231
SFS Asset Securitization LLC, Series 2019-1, Class A (b)	4.238%	06/10/25	800,000	800,436
SFS Asset Securitization LLC, Series 2019-1, Class B (b)	5.023%	06/10/25	150,000	149,848
Small Business Lending Trust, Series 2019-A, Class A (b)	2.850%	07/15/26	139,143	138,941
Small Business Lending Trust, Series 2020-A, Class B (b)	3.200%	12/15/26	646,000	649,583
				4,371,276
Student Loan - 1.6%
College Ave Student Loans, Series 2018-A, Class B (b)	4.750%	12/26/47	115,561	122,592
College Ave Student Loans, Series 2018-A, Class C (b)	5.500%	12/26/47	100,000	104,851
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(b)	1.518%	12/28/48	148,847	151,199
College Ave Student Loans, Series 2019-A, Class C (b)	4.460%	12/28/48	250,000	257,231
College Ave Student Loans, Series 2021-A, Class B (b)	2.320%	07/25/51	675,000	667,248
College Ave Student Loans, Series 2021-A, Class D (b)	4.120%	07/25/51	500,000	497,594
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (b)	2.680%	07/25/35	162,596	162,763
Earnest Student Loan Program LLC, Series 2017-A, Class B (b)	3.590%	01/25/41	104,510	105,268

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 1.6% (continued)
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (b)	3.540%	05/26/43	$58,476	$59,759
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (b)	2.730%	10/25/48	180,498	184,559
SMB Private Education Loan Trust, Series 2018-C, Class B (b)	4.000%	11/17/42	200,000	205,972
Social Professional Loan Program, Series 2016-C, Class A-2B (b)	2.360%	12/27/32	80,076	80,978
Social Professional Loan Program, Series 2015-D, Class B (b)	3.590%	10/26/37	88,642	89,681
Social Professional Loan Program, Series 2017-B, Class CFX (b)	4.440%	05/25/40	150,000	157,189
Social Professional Loan Program, Series 2017-E, Class A-2B (b)	2.720%	11/26/40	137,646	139,837
Social Professional Loan Program, Series 2017-E, Class C (b)	4.160%	11/26/40	700,000	729,726
Social Professional Loan Program, Series 2016-E, Class C (b)	4.430%	10/25/41	200,000	208,806
Social Professional Loan Program, Series 2018-A, Class A-1 (1MO LIBOR + 35) (a)(b)	0.459%	02/25/42	64,514	64,165
Social Professional Loan Program, Series 2020-A, Class BFX (b)	3.120%	05/15/46	425,000	434,953
Social Professional Loan Program, Series 2018-D, Class BFX (b)	4.140%	02/25/48	500,000	528,850
Social Professional Loan Program, Series 2019-C, Class BFX (b)	3.050%	11/16/48	730,000	735,908
				5,689,129
Unsecured Consumer - 4.9%
Avant Loans Funding Trust, Series 2020-REV1, Class A (b)	2.170%	05/15/29	200,000	201,398
Freedom Financial, Series 2019-1, Class B (b)	3.870%	06/18/26	403,880	407,999
Freedom Financial, Series 2020-FP1, Class A (b)	2.520%	03/18/27	278,024	279,909
Freedom Financial, Series 2020-FP1, Class B (b)	3.060%	03/18/27	225,000	228,953
Freedom Financial, Series 2020-2CP, Class A (b)	4.520%	06/18/27	177,606	179,114

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.9% (continued)
Freedom Financial, Series 2020-3FP, Class A (b)	2.400%	09/20/27	$86,983	$87,319
Freedom Financial, Series 2020-3FP, Class B (b)	4.180%	09/20/27	1,000,000	1,025,031
Freedom Financial, Series 2021-1CP, Class C (b)	2.830%	03/20/28	425,000	424,406
Freedom Mortgage Trust, Series 2020-2CP, Class C (b)	6.000%	06/18/27	725,000	768,920
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (b)	3.613%	08/15/25	49,662	49,692
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (b)	3.107%	02/10/26	350,000	351,431
Lendmark Funding Trust, Series 2020-2A, Class C (b)	4.690%	04/21/31	550,000	564,397
LL ABS Trust, Series 2020-1, Class A (b)	2.330%	07/15/22	452,555	455,838
LL ABS Trust, Series 2020-1, Class B (b)	3.790%	03/15/23	1,200,000	1,238,531
LL ABS Trust, Series 2019-1, Class A (b)	2.870%	03/15/27	144,113	144,510
LL ABS Trust, Series 2019-1, Class B (b)	3.520%	03/15/27	150,000	152,463
Mariner Finance Issuance Trust, Series 2021-AA, Class D (b)	4.340%	03/20/36	1,000,000	993,463
Marlette Funding Trust, Series 2019-4, Class B (b)	2.950%	12/17/29	125,000	127,664
Oportun Funding VII LLC, Series 2018-C, Class A (b)	4.100%	10/08/24	300,000	303,892
Oportun Funding XII LLC, Series 2018-D, Class B (b)	4.830%	12/09/24	100,000	101,100
Oportun Funding XIII LLC, Series 2019-13, Class B (b)	3.870%	08/08/25	500,000	510,982
Oportun Funding XIV LLC, Series 2021-A, Class C (b)	3.440%	03/08/28	900,000	899,672
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (b)	3.590%	07/15/25	150,000	150,853
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (b)	3.200%	02/17/26	200,000	201,598
Regional Management Issuance Trust, Series 2019-1, Class C (b)	4.110%	11/15/28	200,000	203,998

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Securitized - 64.9% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.9% (continued)
Regional Management Issuance Trust, Series 2020-1, Class A (b)	2.340%	10/15/30	$250,000	$252,468
Regional Management Issuance Trust, Series 2021-1, Class C (b)	3.040%	03/17/31	625,000	616,962
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (b)	4.000%	07/15/25	226,622	229,063
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (b)	3.750%	11/15/25	85,387	86,461
Upgrade Receivables Trust, Series 2019-2, Class B (b)	3.510%	10/15/25	800,000	803,741
Upstart Pass Through Trust, Series 20-ST6, Class A (b)	3.000%	01/20/27	609,447	617,930
Upstart Pass-Through Trust, Series 2020-ST1, Class A (b)	3.750%	02/20/28	175,679	180,740
Upstart Pass-Through Trust, Series 2020-ST2, Class A (b)	3.500%	03/20/28	270,035	275,178
Upstart Pass-Through Trust, Series 2020-ST3, Class A (b)	3.350%	04/20/28	140,761	143,628
Upstart Securitization Trust, Series 2019-1, Class B (b)	4.190%	04/20/26	4,102	4,108
Upstart Securitization Trust, Series 2021-ST1, Class A (b)	2.750%	02/20/27	961,739	970,395
Upstart Securitization Trust, Series 2021-ST2, Class A (b)	2.500%	04/20/27	1,250,000	1,262,008
Upstart Securitization Trust, Series 2019-2, Class A (b)	2.897%	09/20/29	56,531	56,800
Upstart Securitization Trust, Series 2019-2, Class B (b)	3.734%	09/20/29	1,000,000	1,020,132
Upstart Securitization Trust, Series 2019-3, Class B (b)	3.829%	01/21/30	600,000	615,405
				17,188,152

Total Securitized (Cost $227,354,066)				$228,311,918

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Treasury - 16.3%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.125%	04/15/21	$217,284	$217,725
U.S. Treasury Notes (c)	2.000%	11/30/22	1,500,000	1,546,230
U.S. Treasury Bonds (c)	1.500%	03/31/23	1,225,000	1,257,539
U.S. Treasury Notes (c)	1.625%	04/30/23	100,000	102,984
U.S. Treasury Notes	2.500%	05/15/24	750,000	799,336
U.S. Treasury Notes (c)	2.250%	11/15/24	250,000	265,303
U.S. Treasury STRIPS (c)	0.000%	02/15/25	300,000	292,373
U.S. Treasury Notes (c)	2.000%	08/15/25	1,000,000	1,053,711
U.S. Treasury Notes (c)	2.250%	11/15/25	2,000,000	2,129,766
U.S. Treasury Notes (c)	1.625%	02/15/26	3,000,000	3,102,422
U.S. Treasury Notes	0.625%	03/31/27	1,000,000	966,836
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	896,085
U.S. Treasury Notes (c)	2.875%	08/15/28	2,000,000	2,199,844
U.S. Treasury Notes (c)	0.625%	08/15/30	3,313,900	3,003,222
U.S. Treasury Notes (c)	0.875%	11/15/30	7,500,000	6,936,328
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	404,761
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	625,451
U.S. Treasury STRIPS	0.000%	08/15/34	750,000	560,591
U.S. Treasury STRIPS	0.000%	05/15/35	1,000,000	730,652
U.S. Treasury STRIPS	0.000%	02/15/37	1,725,000	1,195,297
U.S. Treasury Notes (c)	4.750%	02/15/37	150,000	205,148
U.S. Treasury Bonds	3.500%	02/15/39	235,000	281,789
U.S. Treasury Bonds	4.250%	05/15/39	500,000	656,895
U.S. Treasury Bonds	1.125%	08/15/40	7,200,000	5,854,500
U.S. Treasury Bonds	3.875%	08/15/40	550,000	693,473
U.S. Treasury Bonds	1.375%	11/15/40	1,000,000	850,625
U.S. Treasury Notes	4.250%	11/15/40	1,050,000	1,389,199
U.S. Treasury Bonds	4.750%	02/15/41	700,000	985,523
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	302,667
U.S. Treasury Bonds	2.750%	11/15/42	600,000	642,984
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	1,876,172
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,727,365
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,213,929
U.S. Treasury Bonds	2.375%	11/15/49	1,750,000	1,738,584
U.S. Treasury Bonds	2.000%	02/15/50	2,350,000	2,149,057

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Treasury - 16.3% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds	1.250%	05/15/50	$10,050,000	$7,584,217
Total Treasury (Cost $61,958,997)				$57,438,583

Registered Investment Companies - 6.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.07% (f)	5,519,953	$5,521,609
State Street Navigator Securities Lending Portfolio I, 0.10% (f)(g)	17,709,009	17,709,009
Total Registered Investment Companies (Cost $23,226,935)		$23,230,618

Total Investment Securities - 105.1% (Cost $372,945,241)		$370,002,666

Liabilities in Excess of Other Assets - (5.1)%		(18,100,169)

Net Assets - 100.0%		$351,902,497

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2021 was $131,540,345, representing 37.4% of net assets.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $26,956,640.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2021 was $1,418,083, representing 0.4% of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2021.
(g)	The security was purchased with cash collateral from securities on loan.

AG -	Aktiengesellschaft
BV -	Besloten Vennootschap
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	National Association
NV -	Naamloze Vennootschap
PO -	Principal Only
plc -	Public Limited Company
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
UA -	Uitgesloten Aansprakelijkheid

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Collateralized Debt Obligations - 0.1%	Maturity	Shares / Par Value	Fair Value
Financials - 0.1%
Alesco Preferred Funding Ltd., Class PNNE *	03/23/35	$336,608	$147,333
Alesco Preferred Funding Ltd. VI, Class PNN *	03/23/35	621,631	285,444
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *	11/05/41	611,948	337,319
Taberna Preferred Funding Ltd., Class PPN2 *	07/05/35	1,175,564	539,130
Total Collateralized Debt Obligations (Cost $2,534,301)			$1,309,226

Corporate Bonds - 93.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 0.3%
Tesla, Inc. (a)	5.300%	08/15/25	$2,279,000	$2,364,690
Winnebago Industries, Inc. (a)	6.250%	07/15/28	3,296,000	3,530,840
				5,895,530
Banking - 2.6%
Bankunited, Inc.	5.125%	06/11/30	19,605,000	22,103,528
Popular, Inc. (b)	6.125%	09/14/23	19,981,000	21,579,480
Western Alliance Bancorp	5.250%	06/01/30	11,135,000	11,650,700
				55,333,708
Basic Industry - 5.9%
Ashland Global Holdings, Inc.	6.875%	05/15/43	12,999,000	16,248,750
Brundage-Bond Concrete Pumping (a)	6.000%	02/01/26	7,250,000	7,558,125
Century Communities, Inc.	5.875%	07/15/25	1,069,000	1,106,415
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	36,773,000	37,828,385
Mueller Industries, Inc. (b)	6.000%	03/01/27	12,520,000	12,780,416
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	26,569,000	28,163,140
W.R. Grace & Co. (a)	4.875%	06/15/27	16,476,000	17,055,955
WESCO Distribution, Inc. (a)	7.125%	06/15/25	5,572,000	6,092,982
				126,834,168
Capital Goods - 2.1%
ATS Automation Tooling Systems (a)(b)	4.125%	12/15/28	16,265,000	16,122,681

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 93.5% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 2.1% (continued)
TransDigm UK Holdings plc	6.875%	05/15/26	$12,738,000	$13,406,745
TransDigm, Inc. (a)	6.250%	03/15/26	15,084,000	15,992,057
				45,521,483
Consumer Goods - 5.5%
C&S Group Enterprises LLC (a)	5.000%	12/15/28	22,270,000	21,657,575
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	24,396,000	25,066,889
Hasbro, Inc.	6.350%	03/15/40	1,262,000	1,612,717
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	21,318,000	21,757,151
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	8,239,000	8,829,736
Post Holdings, Inc. (a)	4.625%	04/15/30	12,563,000	12,594,408
Post Holdings, Inc. (a)	4.500%	09/15/31	8,000,000	7,912,000
Turning Point Brands, Inc. (a)	5.625%	02/15/26	12,175,000	12,631,563
US Foods, Inc. (a)	6.250%	04/15/25	4,568,000	4,896,896
				116,958,935
Energy - 10.5%
Apergy Corp.	6.375%	05/01/26	26,712,000	27,980,820
Double Eagle III (a)	7.750%	12/15/25	7,429,000	7,932,092
Energean Israel Finance Ltd.	4.500%	03/30/24	3,900,000	3,919,812
Energean Israel Finance Ltd.	5.375%	03/30/28	1,500,000	1,516,875
Energen Corp. (c)	7.125%	02/15/28	22,389,000	25,916,472
Floatel International Ltd. (c)	9.000%	04/11/24	6,976,000	1,744,000
LBC Tank Terminals Holdings Netherlands BV (a)	6.875%	05/15/23	7,401,000	7,401,000
Leviathan Energy	5.750%	06/30/23	995,000	1,039,775
Leviathan Energy	6.500%	06/30/27	10,906,000	11,914,805
Magnolia Oil & Gas Corp. (a)(b)	6.000%	08/01/26	42,299,000	43,726,591
New Fortress Energy, Inc. (a)	6.750%	09/15/25	21,225,000	21,806,565
New Fortress Energy, Inc. (a)	6.500%	09/30/26	11,250,000	11,334,375
Rattler Midstream LP (a)	5.625%	07/15/25	16,282,000	17,000,362
Solaris Midstream Holdings (a)	7.625%	04/01/26	6,750,000	6,901,875
Teine Energy Ltd. (a)	6.875%	04/15/29	9,100,000	9,210,110
Welltec A/S (a)	9.500%	12/01/22	26,559,000	26,160,615
				225,506,144

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 93.5% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 13.0%
Alliance Data Systems Corp. (a)	4.750%	12/15/24	$5,456,000	$5,599,220
Alliance Data Systems Corp. (a)(b)	7.000%	01/15/26	24,923,000	26,672,594
Burford Capital Global Finance LLC (a)	6.250%	04/15/28	9,420,000	9,655,500
Credit Acceptance Corp. (a)	5.125%	12/31/24	22,961,000	23,420,220
Credit Acceptance Corp. (b)	6.625%	03/15/26	23,813,000	25,063,182
Drawbridge Special Opportunities Fund LP (a)(b)	3.875%	02/15/26	8,120,000	8,329,140
Freedom Mortgage Corp (a)(b)	7.625%	05/01/26	10,979,000	11,500,503
Freedom Mortgage Corp. (a)	8.125%	11/15/24	35,281,000	36,559,936
Freedom Mortgage Corp. (a)	8.250%	04/15/25	16,038,000	16,699,568
FS KKR Capital Corp.	4.125%	02/01/25	2,439,000	2,507,804
FS KKR Capital Corp.	3.400%	01/15/26	4,131,000	4,097,420
FS KKR Capital Corp. II (a)	4.250%	02/14/25	15,721,000	16,016,930
LD Holdings Group LLC (a)(b)	6.500%	11/01/25	23,462,000	24,576,445
LD Holdings Group LLC (a)	6.125%	04/01/28	10,365,000	10,493,526
Nationstar Mortgage LLC (a)	6.000%	01/15/27	16,228,000	16,836,550
Quicken Loans LLC (a)	5.250%	01/15/28	13,600,000	14,280,000
Quicken Loans LLC (a)	3.625%	03/01/29	8,492,000	8,173,550
United Shore Financial Services LLC (a)(b)	5.500%	11/15/25	9,328,000	9,724,440
United Wholesale Mortgage LLC (a)	5.500%	04/15/29	7,500,000	7,500,000
				277,706,528
Health Care - 8.4%
Akumin, Inc. (a)	7.000%	11/01/25	24,501,000	26,062,939
Davita, Inc. (a)	3.750%	02/15/31	23,364,000	22,282,948
Emergent Biosolutions, Inc. (a)(b)	3.875%	08/15/28	22,688,000	22,177,520
Endo Financial LLC (a)(b)	5.875%	10/15/24	5,101,000	5,126,505
Horizon Pharma USA, Inc. (a)	5.500%	08/01/27	17,307,000	18,475,222
Jaguar Holdings Co. (a)	5.000%	06/15/28	8,183,000	8,522,595
P&L Development LLC (a)	7.750%	11/15/25	9,721,000	10,401,470
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	15,098,000	16,013,694
Providence Service Corp. (The) (a)	5.875%	11/15/25	16,049,000	16,891,573
Syneos Health, Inc. (a)	3.625%	01/15/29	31,944,000	31,065,539
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	3,122,000	3,108,107
				180,128,112

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 93.5% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 5.2%
Amwins Group, Inc. (a)	7.750%	07/01/26	$15,573,000	$16,663,110
AssuredPartners, Inc. (a)	7.000%	08/15/25	20,218,000	20,897,324
MGIC Investment Corp.	5.250%	08/15/28	18,300,000	19,009,125
National Financial Partners Corp. (a)	6.875%	08/31/28	29,597,000	30,706,887
Radian Group, Inc.	4.500%	10/01/24	2,060,000	2,143,018
Radian Group, Inc.	4.875%	03/15/27	9,883,000	10,401,858
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	11,253,000	11,449,928
				111,271,250
Leisure - 10.0%
Affinity Gaming (a)	6.875%	12/15/27	11,676,000	12,303,585
Carnival Corp. (a)	11.500%	04/01/23	10,557,000	12,100,961
Carnival Corp. (a)(b)	10.500%	02/01/26	4,830,000	5,681,288
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	21,534,000	21,915,152
Live Nation Entertainment, Inc. (a)	5.625%	03/15/26	17,291,000	17,958,433
Live Nation Entertainment, Inc. (a)(b)	3.750%	01/15/28	6,358,000	6,270,578
Peninsula Pacific Entertainment LLC (a)	8.500%	11/15/27	9,910,000	10,653,250
Playtika Holdings Corp. (a)	4.250%	03/15/29	10,500,000	10,344,600
Speedway Motorsports LLC (a)	4.875%	11/01/27	14,390,000	14,390,000
Stars Group Holdings (a)	7.000%	07/15/26	19,405,000	20,278,224
Station Casinos LLC (a)	5.000%	10/01/25	20,674,000	20,932,425
Station Casinos LLC (a)	4.500%	02/15/28	6,578,000	6,553,365
Viking Cruises Ltd. (a)	6.250%	05/15/25	14,709,000	14,564,999
Viking Cruises Ltd. (a)	13.000%	05/15/25	10,544,000	12,395,790
VOC Escrow Ltd. (a)	5.000%	02/15/28	2,481,000	2,450,905
Wyndham Destinations, Inc. (a)	6.625%	07/31/26	7,223,000	8,200,633
XHR LP (a)	6.375%	08/15/25	16,003,000	16,903,169
				213,897,357
Media - 2.0%
Cimpress plc (a)(b)	7.000%	06/15/26	33,518,000	35,384,952
Twitter, Inc. (a)(b)	3.875%	12/15/27	6,112,000	6,408,371
				41,793,323
Real Estate - 3.5%
Forestar Group, Inc. (a)	8.000%	04/15/24	12,330,000	12,869,438
Forestar Group, Inc. (a)	5.000%	03/01/28	8,479,000	8,799,591
iStar, Inc.	4.250%	08/01/25	1,512,000	1,522,433

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 93.5% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Real Estate - 3.5% (continued)
iStar, Inc.	5.500%	02/15/26	$20,253,000	$20,607,428
New Residential Investment Corp. (a)(b)	6.250%	10/15/25	30,608,000	30,722,779
				74,521,669
Retail - 8.6%
ANGI Group LLC (a)(b)	3.875%	08/15/28	23,451,000	23,451,000
Carvana Co. (a)	5.625%	10/01/25	15,368,000	15,765,263
Carvana Co. (a)	5.500%	04/15/27	4,778,000	4,803,085
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	38,035,000	39,556,400
IRB Holding Corp. (a)	7.000%	06/15/25	13,471,000	14,500,858
Liberty Interactive LLC (b)	8.500%	07/15/29	9,696,000	11,053,440
LSF9 Atlanta Holdings / Victoria Financial (a)	7.750%	02/15/26	25,242,000	25,830,896
Nathan's Famous, Inc. (a)	6.625%	11/01/25	22,628,000	23,193,700
QVC, Inc.	5.450%	08/15/34	25,684,000	25,683,999
				183,838,641
Services - 4.9%
Adtalem Escrow Corp. (a)	5.500%	03/01/28	18,400,000	18,166,504
Graham Holdings Co. (a)	5.750%	06/01/26	3,974,000	4,153,227
IAA Spinco, Inc. (a)	5.500%	06/15/27	12,653,000	13,269,834
KAR Auction Services, Inc. (a)(b)	5.125%	06/01/25	24,962,000	25,412,564
Korn Ferry International (a)	4.625%	12/15/27	13,885,000	14,145,344
Uber Technologies, Inc. (a)	8.000%	11/01/26	27,973,000	30,280,773
				105,428,246
Technology & Electronics - 6.3%
Black Knight Infoserv LLC (a)	3.625%	09/01/28	24,267,000	23,844,997
GoDaddy, Inc. (a)	3.500%	03/01/29	2,000,000	1,965,000
Itron, Inc. (a)	5.000%	01/15/26	11,531,000	11,813,510
Logan Merger Sub, Inc. (a)	5.500%	09/01/27	21,027,000	22,012,746
MTS Systems Corp. (a)	5.750%	08/15/27	10,431,000	11,363,271
NCR Corp. (a)	5.000%	10/01/28	27,553,000	27,828,529
Seagate Holdings (a)	3.125%	07/15/29	11,775,000	11,372,589
Seagate Holdings (a)	4.125%	01/15/31	2,214,000	2,248,151
Shift4 Payments LLC (a)(b)	4.625%	11/01/26	9,425,000	9,778,437
ZoomInfo Technologies LLC (a)	3.875%	02/01/29	13,894,000	13,626,263
				135,853,493

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 93.5% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Telecommunications - 3.9%
CB Escrow Corp. (a)	8.000%	10/15/25	$13,670,000	$14,540,300
Frontier Communications Corp. (a)	5.875%	10/15/27	7,573,000	8,027,380
Frontier Communications Corp. (a)	5.000%	05/01/28	5,199,000	5,294,558
HTA Group Ltd. (a)	7.000%	12/18/25	13,350,000	14,184,375
LCPR Senior Secured Financing Designated Activity Co. (a)	6.750%	10/15/27	12,751,000	13,594,479
Viasat, Inc. (a)	5.625%	09/15/25	17,485,000	17,772,803
Viasat, Inc. (a)(b)	5.625%	04/15/27	9,544,000	10,010,845
				83,424,740
Transportation - 0.8%
Air Canada, Series 2020-2, Class A (a)	5.250%	10/01/30	6,981,000	7,502,060
Air Canada, Series 2017-1, Class AA (a)	3.300%	07/15/31	767,360	747,513
Alaska Airlines, Series 2020-1B, Class A (a)	4.800%	08/15/27	4,778,672	5,231,834
Delta Air Lines, Inc.	2.900%	10/28/24	3,139,000	3,138,719
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	170,271	172,056
				16,792,182

Total Corporate Bonds (Cost $1,966,326,429)				$2,000,705,509

Warrants – 0.0%	Shares	Fair Value
Floatel International Ltd. (c)(d) (Cost $3,927,584)	587,560	$0

Registered Investment Companies - 10.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (e)	147,668,820	$147,668,820
State Street Navigator Securities Lending Portfolio I, 0.10% (e)(f)	77,178,080	77,178,080
Total Registered Investment Companies (Cost $224,846,900)		$224,846,900

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

	Shares	Fair Value
Total Investment Securities - 104.1% (Cost $2,197,635,214)		$2,226,861,635

Liabilities in Excess of Other Assets - (4.1)%		(86,519,083)

Net Assets - 100.0%		$2,140,342,552

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2021 was $1,697,675,610, representing 79.3% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $90,244,061.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2021 was $27,660,472, representing 1.3% of net assets.
(d)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(e)	The rate shown is the 7-day effective yield as of March 31,2021.
(f)	The security was purchased with cash collateral from securities on loan.

*	Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$147,333	0.01%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	$621,631	$285,444	0.01%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$520,931	$337,319	0.02%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,055,131	$539,130	0.03%
		$2,534,301	$1,309,226	0.07%

A/S -	Aktieselskab
BV -	Besloten Vennootschap
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill High Yield Fund

Schedule of Investments

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 0.3%
Ford Motor Credit Co. LLC (a)	3.470%	04/05/21	$1,805,000	$1,805,000
Tesla, Inc. (b)	5.300%	08/15/25	1,000,000	1,037,600
				2,842,600
Banking - 1.2%
Cadence Bancorp (3MO LIBOR + 303) (e)	4.750%	06/30/29	10,750,000	10,745,301
Popular, Inc.	6.125%	09/14/23	796,000	859,680
Signature Bank	4.000%	10/15/30	400,000	412,594
				12,017,575
Basic Industry - 3.5%
Brundage-Bond Concrete Pumping (b)	6.000%	02/01/26	3,385,000	3,528,863
GCP Applied Technologies, Inc. (b)	5.500%	04/15/26	12,690,000	13,054,203
Mueller Industries, Inc. (a)	6.000%	03/01/27	4,500,000	4,593,600
Schweitzer-Mauduit International, Inc. (b)	6.875%	10/01/26	10,700,000	11,342,000
W.R. Grace & Co. (b)	4.875%	06/15/27	1,500,000	1,552,800
				34,071,466
Capital Goods - 2.1%
ATS Automation Tooling Systems (b)	4.125%	12/15/28	9,150,000	9,069,937
Sealed Air Corp. (b)	6.875%	07/15/33	500,000	615,265
TransDigm, Inc.	6.375%	06/15/26	8,941,000	9,242,759
Welbilt, Inc. (a)	9.500%	02/15/24	1,000,000	1,030,000
				19,957,961
Consumer Goods - 6.7%
C&S Group Enterprises LLC (b)	5.000%	12/15/28	10,200,000	9,919,500
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (b)	8.500%	12/15/22	11,500,000	11,816,250
Pilgrim's Pride Corp. (b)	5.750%	03/15/25	5,375,000	5,485,725
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	6,829,000	7,318,639
Post Holdings, Inc. (b)	4.500%	09/15/31	7,000,000	6,923,000
Turning Point Brands, Inc. (b)	5.625%	02/15/26	7,000,000	7,262,500
US Foods, Inc. (b)	4.750%	02/15/29	5,700,000	5,700,000
Vector Group Ltd. (b)	10.500%	11/01/26	9,314,000	9,978,088
				64,403,702
Energy - 13.8%
Apergy Corp.	6.375%	05/01/26	11,100,000	11,627,250
Barrett Bill Corp.	7.000%	10/15/22	13,248,000	7,683,840

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 13.8% (continued)
Delek Overriding Royalty Leviathan Ltd.	7.494%	12/30/23	$11,263,000	$11,488,260
Double Eagle III (b)	7.750%	12/15/25	5,500,000	5,872,460
Energean Israel Finance	5.875%	03/30/31	4,400,000	4,389,000
Energen Corp.	7.125%	02/15/28	4,375,000	5,064,298
Floatel International Ltd.	9.000%	04/11/24	654,000	163,500
LBC Tank Terminals Holdings Netherlands BV (b)	6.875%	05/15/23	6,450,000	6,450,000
Leviathan Energy	6.750%	06/30/30	7,605,000	8,336,601
Magnolia Oil & Gas Corp. (b)	6.000%	08/01/26	19,750,000	20,416,563
New Fortress Energy, Inc. (b)	6.750%	09/15/25	10,800,000	11,095,920
New Fortress Energy, Inc. (b)	6.500%	09/30/26	6,750,000	6,800,625
Solaris Midstream Holdings (b)	7.625%	04/01/26	4,550,000	4,652,375
Talos Production, Inc. (b)	12.000%	01/15/26	8,697,000	8,512,189
Teine Energy Ltd. (b)	6.875%	04/15/29	5,700,000	5,768,970
Viper Energy Partners LP (b)	5.375%	11/01/27	815,000	847,600
Welltec A/S (b)	9.500%	12/01/22	14,500,000	14,282,500
				133,451,951
Financial Services - 12.9%
Alliance Data Systems Corp. (b)	7.000%	01/15/26	16,850,000	18,032,870
Burford Capital Global Finance LLC (b)	6.250%	04/15/28	4,600,000	4,715,000
Credit Acceptance Corp. (b)	5.125%	12/31/24	3,700,000	3,774,000
Credit Acceptance Corp. (a)	6.625%	03/15/26	15,000,000	15,787,500
FirstCash, Inc. (b)	4.625%	09/01/28	4,668,000	4,761,360
Freedom Mortgage Corp (b)	7.625%	05/01/26	8,100,000	8,484,750
Freedom Mortgage Corp. (b)	8.125%	11/15/24	10,000,000	10,362,500
Freedom Mortgage Corp. (b)	8.250%	04/15/25	8,950,000	9,319,187
FS KKR Capital Corp.	3.400%	01/15/26	1,150,000	1,140,652
FS KKR Capital Corp. II (b)	4.250%	02/14/25	5,949,000	6,060,983
LD Holdings Group LLC (b)	6.125%	04/01/28	17,300,000	17,514,520
Nationstar Mortgage LLC (b)	6.000%	01/15/27	7,770,000	8,061,375
Nationstar Mortgage LLC (b)	5.500%	08/15/28	4,155,000	4,171,828
Quicken Loans LLC (b)	3.875%	03/01/31	4,972,000	4,785,550
United Wholesale Mortgage LLC (b)	5.500%	04/15/29	7,500,000	7,500,000
				124,472,075

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Health Care - 7.2%
Akumin, Inc. (b)	7.000%	11/01/25	$12,750,000	$13,562,812
Davita, Inc. (b)	3.750%	02/15/31	14,500,000	13,829,085
Emergent Biosolutions, Inc. (a)(b)	3.875%	08/15/28	5,900,000	5,767,250
Endo Finance LLC (b)	5.750%	01/15/22	3,555,000	3,537,225
Horizon Pharma USA, Inc. (b)	5.500%	08/01/27	2,500,000	2,668,750
P&L Development LLC (b)	7.750%	11/15/25	5,800,000	6,206,000
Providence Service Corp. (The) (b)	5.875%	11/15/25	5,000,000	5,262,500
Syneos Health, Inc. (b)	3.625%	01/15/29	13,350,000	12,982,875
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	5,450,000	5,425,747
				69,242,244
Insurance - 3.8%
AssuredPartners, Inc. (b)	7.000%	08/15/25	6,800,000	7,028,480
GTCR AP Finance, Inc. (a)(b)	8.000%	05/15/27	7,048,000	7,567,790
Hub International Ltd. (b)	7.000%	05/01/26	1,000,000	1,038,410
National Financial Partners Corp. (b)	6.875%	08/31/28	14,700,000	15,251,250
Radian Group, Inc.	4.875%	03/15/27	5,100,000	5,367,750
				36,253,680
Leisure - 13.3%
Affinity Gaming (b)	6.875%	12/15/27	7,350,000	7,745,062
Carnival Corp. (a)(b)	10.500%	02/01/26	8,000,000	9,410,000
Carnival Corp. (b)	7.625%	03/01/26	4,645,000	4,990,123
CCM Merger, Inc. (a)(b)	6.375%	05/01/26	4,747,000	5,040,697
Golden Nugget, Inc. (b)	6.750%	10/15/24	4,964,000	5,019,448
Live Nation Entertainment, Inc. (b)	4.875%	11/01/24	5,400,000	5,495,580
Live Nation Entertainment, Inc. (b)	5.625%	03/15/26	13,000,000	13,501,800
Peninsula Pacific Entertainment LLC (b)	8.500%	11/15/27	11,000,000	11,825,000
Playtika Holdings Corp. (b)	4.250%	03/15/29	5,400,000	5,320,080
Speedway Motorsports LLC (b)	4.875%	11/01/27	9,100,000	9,100,000
Stars Group Holdings (b)	7.000%	07/15/26	7,950,000	8,307,750
Station Casinos LLC (b)	5.000%	10/01/25	8,200,000	8,302,500
Station Casinos LLC (b)	4.500%	02/15/28	4,225,000	4,209,177
Vail Resorts, Inc. (b)	0.000%	01/01/26	1,000,000	1,023,260
Viking Cruises Ltd. (b)	6.250%	05/15/25	8,860,000	8,773,261
Viking Cruises Ltd. (b)	13.000%	05/15/25	6,200,000	7,288,875
Wyndham Destinations, Inc. (b)	6.625%	07/31/26	3,400,000	3,860,190

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 13.3% (continued)
XHR LP (b)	6.375%	08/15/25	$8,150,000	$8,608,438
				127,821,241
Media - 1.7%
Cimpress plc (a)(b)	7.000%	06/15/26	13,650,000	14,410,305
Match Group, Inc. (b)	5.000%	12/15/27	1,000,000	1,047,500
Twitter, Inc. (a)(b)	3.875%	12/15/27	1,000,000	1,048,490
				16,506,295
Real Estate - 3.9%
Forestar Group, Inc. (b)	8.000%	04/15/24	1,750,000	1,826,562
Forestar Group, Inc. (b)	5.000%	03/01/28	2,625,000	2,724,251
iStar, Inc.	4.250%	08/01/25	7,500,000	7,551,750
iStar, Inc.	5.500%	02/15/26	8,800,000	8,954,000
New Residential Investment Corp. (b)	6.250%	10/15/25	17,000,000	17,063,750
				38,120,313
Retail - 10.5%
101178 B.C. Unlimited Liability (b)	4.000%	10/15/30	1,000,000	965,000
Abercrombie & Fitch Management Co. (b)	8.750%	07/15/25	4,435,000	4,900,675
Academy Ltd. (b)	6.000%	11/15/27	500,000	526,250
ANGI Group LLC (a)(b)	3.875%	08/15/28	9,300,000	9,300,000
Carvana Co. (b)	5.625%	10/01/25	3,000,000	3,077,550
Carvana Co. (b)	5.500%	04/15/27	3,200,000	3,216,800
Carvana Co. (b)	5.875%	10/01/28	7,546,000	7,734,650
GrubHub Holdings, Inc. (b)	5.500%	07/01/27	15,150,000	15,756,000
IRB Holding Corp. (a)(b)	6.750%	02/15/26	8,036,000	8,317,260
Liberty Interactive LLC (a)	8.500%	07/15/29	5,275,000	6,013,500
LSF9 Atlanta Holdings / Victoria Financial (b)	7.750%	02/15/26	14,675,000	15,017,368
Nathan's Famous, Inc. (b)	6.625%	11/01/25	9,450,000	9,686,250
QVC, Inc. (a)	5.450%	08/15/34	11,000,000	11,000,000
QVC, Inc.	5.950%	03/15/43	2,150,000	2,096,250
Seg Holdings LLC (b)	5.625%	10/15/28	3,780,000	3,959,550
				101,567,103
Services - 5.2%
Adtalem Escrow Corp. (b)	5.500%	03/01/28	11,800,000	11,650,258
Gartner, Inc. (b)	4.500%	07/01/28	4,575,000	4,717,969
KAR Auction Services, Inc. (a)(b)	5.125%	06/01/25	11,100,000	11,300,355

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Services - 5.2% (continued)
Korn Ferry International (b)	4.625%	12/15/27	$5,000,000	$5,093,750
Stericycle, Inc. (b)	3.875%	01/15/29	3,347,000	3,305,162
Uber Technologies, Inc. (b)	8.000%	11/01/26	12,850,000	13,910,125
				49,977,619
Technology & Electronics - 6.5%
Black Knight Infoserv LLC (b)	3.625%	09/01/28	5,200,000	5,109,572
GoDaddy, Inc. (b)	3.500%	03/01/29	500,000	491,250
Logan Merger Sub, Inc. (b)	5.500%	09/01/27	9,215,000	9,646,999
MTS Systems Corp. (a)(b)	5.750%	08/15/27	2,300,000	2,505,563
NCR Corp. (b)	5.000%	10/01/28	10,000,000	10,100,000
NCR Corp. (b)	5.125%	04/15/29	6,500,000	6,548,783
Nokia Corp.	6.625%	05/15/39	1,000,000	1,230,560
Seagate Holdings (b)	4.091%	06/01/29	1,000,000	1,019,025
Seagate Holdings (b)	3.125%	07/15/29	3,860,000	3,728,084
Seagate Holdings (b)	4.125%	01/15/31	1,500,000	1,523,138
Trinet Group, Inc. (b)	3.500%	03/01/29	9,560,000	9,351,592
ZoomInfo Technologies LLC (b)	3.875%	02/01/29	11,300,000	11,082,249
				62,336,815
Telecommunications - 2.4%
CB Escrow Corp. (b)	8.000%	10/15/25	3,800,000	4,041,927
Frontier Communications Corp. (b)	5.875%	10/15/27	1,875,000	1,987,500
Frontier Communications Corp. (b)	5.000%	05/01/28	2,400,000	2,444,112
HTA Group Ltd. (b)	7.000%	12/18/25	6,050,000	6,428,125
LCPR Senior Secured Financing Designated Activity Co. (b)	6.750%	10/15/27	3,200,000	3,411,680
Viasat, Inc. (b)	5.625%	09/15/25	5,000,000	5,082,300
				23,395,644
Transportation - 0.4%
Delta Air Lines, Inc.	2.900%	10/28/24	3,755,000	3,754,664

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

March 31, 2021 (Unaudited)

Corporate Bonds - 95.4% (continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.4% (continued)
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	$188,384	$188,916
				3,943,580

Total Corporate Bonds (Cost $896,579,680)				$920,381,864

Securitized - 0.0% (d)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.0% (d)
Access Point Financial, Inc., Series 2017-A, Class C (b)(c) (Cost $249,958)	5.820%	04/15/29	$250,000	$249,188

Warrants – 0.0%	Shares	Fair Value
Floatel International Ltd. (c) (f) (Cost $693,103)	103,687	$0

Registered Investment Companies - 7.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.04% (g)	49,808,496	$49,808,496
State Street Navigator Securities Lending Portfolio I, 0.10% (g)(h)	18,901,348	18,901,348
Total Registered Investment Companies (Cost $68,709,844)		$68,709,844

Total Investment Securities - 102.5% (Cost $966,232,585)		$989,340,896

Liabilities in Excess of Other Assets - (2.5)%		(24,761,647)

Net Assets - 100.0%		$964,579,249

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2021 was $30,143,749.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2021 was $774,678,080, representing 80.3% of net assets.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2021 was $412,688, representing 0.0% (d) of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2021. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(f)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities is $0.
(g)	The rate shown is the 7-day effective yield as of March 31, 2021.
(h)	The security was purchased with cash collateral from securities on loan.

A/S -	Aktieselskab
BV -	Besloten Vennootschap
LIBOR -	London Interbank Offered Rate
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedule of Investments and Investments Sold Short
March 31, 2021 (Unaudited)

1.	Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for the Large Cap Concentrated Fund and the All Cap Select Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Funds offer three classes of shares: Investor Class, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of March 31, 2021:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Cap Fund
Common Stocks*	$572,430,564	$-	$-	$572,430,564
Registered Investment Companies	18,662,538	-	-	18,662,538
Total	$591,093,102	$-	$-	$591,093,102

Small-Mid Cap Fund
Common Stocks*	$2,049,193,514	$-	$-	$2,049,193,514
Registered Investment Companies	184,986,969	-	-	184,986,969
Total	$2,234,180,483	$-	$-	$2,234,180,483

Mid Cap Fund
Common Stocks*	$262,079,448	$-	$-	$262,079,448
Registered Investment Companies	19,199,249	-	-	19,199,249
Total	$281,278,697	$-	$-	$281,278,697

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Fund
Common Stocks*	$10,341,576,573	$-	$-	$10,341,576,573
Registered Investment Companies	503,878,671	-	-	503,878,671
Total	$10,845,455,244	$-	$-	$10,845,455,244

Large Cap Concentrated Fund
Common Stocks*	$10,282,301	$-	$-	$10,282,301
Registered Investment Companies	299,859	-	-	299,859
Total	$10,582,160	$-	$-	$10,582,160

All Cap Select Fund
Common Stocks*	$349,040,041	$-	$-	$349,040,041
Registered Investment Companies	4,666,169	-	-	4,666,169
Total	$353,706,210	$-	$-	$353,706,210

Long-Short Fund
Common Stocks*	$1,846,645,287	$-	$-	$1,846,645,287
Registered Investment Companies	502,772,231	-	-	502,772,231
Total	$2,349,417,518	$-	$-	$2,349,417,518

Global Fund
Common Stocks*	$10,750,440	$4,758,682	$-	$15,509,122
Registered Investment Companies	662,786	-	-	662,786
Total	$11,413,226	$4,758,682	$-	$16,171,908

International Fund
Common Stocks*	$6,071,882	$12,704,095	$-	$18,775,977
Warrants	3,169	-	-	3,169
Registered Investment Companies	1,506,779	-	-	1,506,779
Total	$7,581,830	$12,704,095	$-	$20,285,925

Short Duration Securitized Bond Fund
Corporate Credit*	$-	$17,717,797	$-	$17,717,797
Securitized*	-	1,014,539,105	-	1,014,539,105
Registered Investment Companies	209,795,761	-	-	209,795,761
Total	$209,795,761	$1,032,256,902	$-	$1,242,052,663

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Core Bond Fund
Corporate Credit*	$-	$59,819,618	$-		$59,819,618
Government Related*	-	1,201,929	-		1,201,929
Securitized*	-	228,311,918	-		228,311,918
Treasury	-	57,438,583	-		57,438,583
Registered Investment Companies	23,230,618	-	-		23,230,618
Total	$23,230,618	$346,772,048	$-		$370,002,666

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,309,226	$-		$1,309,226
Corporate Bonds*	-	2,000,705,509	-		2,000,705,509
Warrants	-	-	0	**	0
Registered Investment Companies	224,846,900	-	-		224,846,900
Total	$224,846,900	$2,002,014,735	$0		$2,226,861,635

High Yield Fund
Corporate Bonds*	$-	$920,381,864	$-		$920,381,864
Securitized*	-	249,188	-		249,188
Warrants	-	-	0	**	0
Registered Investment Companies	68,709,844	-	-		68,709,844
Total	$68,709,844	$920,631,052	$0		$989,340,896

Investments in Securities Sold Short: (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Long-Short Fund
Common Stocks*	$(603,075,867)	$-	$-	$(603,075,867)
Total	$(603,075,867)	$-	$-	$(603,075,867)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

**	Corporate Credit Fund and High Yield Fund hold Warrants that have been fair valued at $0.

There were no transfers into or out of Level 3 for the three months ended March 31, 2021.

Short sales — The Long-Short Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of March 31, 2021, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$12,111,992	$87,808	$12,110,379	$12,198,187

Small-Mid Cap Fund	78,723,121	52,904,741	28,562,073	81,466,814

Large Cap Fund	127,558,856	30,076,266	100,205,709	130,281,975

Long-Short Fund	325,380,971	334,435,674	-	334,435,674

International Fund	1,264,772	1,227,737	109,135	1,336,872

Short Duration Fund	502,889	515,075	-	515,075

Core Bond Fund	26,956,640	17,709,009	9,918,965	27,627,974

Corporate Credit Fund	90,244,061	77,178,080	15,710,805	92,888,885

High Yield Fund	30,143,749	18,901,348	12,105,990	31,007,338

*	These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Schedules of Investments.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

3.	Federal Tax Information

As of March 31, 2021, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$342,558,659	$1,620,721,081	$216,583,728	$7,739,893,810
Gross unrealized appreciation	253,390,607	662,294,839	72,946,390	3,163,071,364
Gross unrealized depreciation	(4,856,164)	(48,835,437)	(8,251,421)	(57,509,930)
Net unrealized appreciation on portfolio investments	$248,534,443	$613,459,402	$64,694,969	$3,105,561,434

	Large Cap Concentrated Fund	All Cap Select Fund	Long-Short Fund	Global Fund
Tax cost of portfolio investments	$10,015,650	$239,026,254	$1,088,590,479	$13,736,060
Gross unrealized appreciation	580,448	115,689,159	806,533,285	2,581,080
Gross unrealized depreciation	(13,938)	(1,009,203)	(148,782,113)	(145,232)
Net unrealized appreciation on portfolio investments	$566,510	$114,679,956	$657,751,172	$2,435,848

	International Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$17,561,624	$1,228,703,844	$372,992,510	$2,202,741,455
Gross unrealized appreciation	3,361,753	26,942,562	6,885,388	46,225,565
Gross unrealized depreciation	(637,452)	(13,593,743)	(9,875,232)	(22,105,385)
Net unrealized appreciation (depreciation) on portfolio investments	$2,724,301	$13,348,819	$(2,989,844)	$24,120,180

High Yield Fund
Tax cost of portfolio investments	$967,553,540
Gross unrealized appreciation	27,313,548
Gross unrealized depreciation	(5,526,192)
Net unrealized appreciation on portfolio investments	$21,787,356

4.	Affiliated Investments

Information regarding the Funds’ holdings in the Short Duration Securitized Bond Fund during the three months ended March 31, 2021 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund
Diamond Hill Short Duration Securitized Bond Fund

Value, December 31, 2020	$26,643,319	$1,626,675	$34,836,878

Purchases	200,982	12,271	262,790
Change in Unrealized Appreciation/Depreciation	211,101	12,888	276,021

Value, March 31, 2021	$27,055,402	$1,651,834	$35,375,689

Income Distributions	$200,982	$12,271	$262,790

Subsequent Events

The Funds evaluated events from March 31, 2021 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

On February 3, 2021, DHCM announced that it has entered into a definitive agreement to enable Brandywine Global Investment Management, LLC (“Brandywine Global”), a specialist investment manager and subsidiary of Franklin Resources, Inc., to acquire the business of the Corporate Credit and High Yield Funds. The transaction is expected to close in the second quarter of 2021, subject to customary closing conditions, including Board of Trustees and Fund shareholder approval. Portfolio managers John McClain and Bill Zox will join Brandywine Global as part of the transaction.